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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-21163

                          Pioneer Protected Principal Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period: January 1, 2005 through December 31, 2005


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


                                     PIONEER
                                     -------
                                    PROTECTED
                                 PRINCIPAL PLUS
                                      FUND

                                     Annual
                                     Report
                                    12/31/05

                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                          1

Portfolio Summary                                                              2

Prices and Distributions                                                       3

Performance Update                                                             4

Comparing Ongoing Fund Expenses                                                7

Portfolio Management Discussion                                                9

Schedule of Investments                                                       12

Financial Statements                                                          21

Notes to Financial Statements                                                 28

Report of Independent Registered Public Accounting Firm                       35

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                       36

Trustees, Officers and Service Providers                                      41

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

U.S. Government Obligations                             71.6%
U.S. Common Stocks                                      26.5%
Depositary Receipts for International Stocks             1.9%

Sector Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED DOCUMENT.]

Government                      71.6%
Financials                       5.1%
Consumer Discretionary           4.1%
Information Technology           3.7%
Industrials                      3.5%
Health Care                      3.3%
Consumer Staples                 2.8%
Energy                           2.2%
Materials                        2.1%
Telecommunication Services       1.1%
Utilities                        0.5%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

 1.   U.S. Treasury Strip, Zero Coupon, 11/15/09                           71.60%
 2.   Norfolk Southern Corp.                                                0.69
 3.   Rio Tinto Plc (A.D.R.)                                                0.68
 4.   McGraw-Hill Co., Inc.                                                 0.67
 5.   T. Rowe Price Associates, Inc.                                        0.62
 6.   ChevronTexaco Corp.                                                   0.60
 7.   Target Corp.                                                          0.59
 8.   Walgreen Co.                                                          0.53
 9.   Johnson & Johnson Co.                                                 0.51
10.   AT&T Corp.                                                            0.47

This list excludes temporary cash and derivative instruments. Fund holdings will vary for other periods.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class            12/31/05            12/31/04
 -----            --------            --------
   A               $9.69               $10.10
   B               $9.70               $10.11
   C               $9.75               $10.14

Distributions Per Share
--------------------------------------------------------------------------------

                             1/1/05 - 12/31/05
                             -----------------
                 Net
              Investment         Short-Term          Long-Term
 Class          Income         Capital Gains       Capital Gains
 -----          ------         -------------       -------------
   A           $0.1601             $ -               $0.2527
   B           $0.0765             $ -               $0.2527
   C           $0.0625             $ -               $0.2527

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Government Intermediate Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the Value of $10,000 Investment charts on pages 4, 5 and 6.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

               Pioneer Protected          S&P 500         Lehman Brothers Government
               Principal Plus Fund        Index           Intermediate Bond Index
11/02           $9,425                    $10,000         $10,000
12/02           $9,509                     $9,413         $10,185
12/03           $9,801                    $12,111         $10,418
12/04          $10,062                    $13,428         $10,661
12/05          $10,065                    $14,087         $10,841

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                               Net Asset                Public Offering
Period                        Value (NAV)                 Price (POP)
Life-of-Class
(11/1/02)                        2.10%                       0.20%
1 Year                           0.03                       -5.76
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

               Pioneer Protected          S&P 500         Lehman Brothers Government
               Principal Plus Fund        Index           Intermediate Bond Index
11/02          $10,000                    $10,000         $10,000
12/02          $10,083                     $9,413         $10,185
12/03          $10,314                    $12,111         $10,418
12/04          $10,515                    $13,428         $10,661
12/05          $10,237                    $14,087         $10,841

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                                          If                           If
Period                                   Held                       Redeemed
Life-of-Class
(11/1/02)                                 1.34%                        0.74%
1 Year                                   -0.80                        -4.64
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

"If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge
(CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares. Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                       CLASS C SHARES

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED
DOCUMENT.]

               Pioneer Protected          S&P 500         Lehman Brothers Government
               Principal Plus Fund        Index           Intermediate Bond Index
11/02          $10,000                    $10,000         $10,000
12/02          $10,074                     $9,413         $10,185
12/03          $10,316                    $12,111         $10,418
12/04          $10,509                    $13,428         $10,661
12/05          $10,432                    $14,087         $10,841

--------------------------------------------------------------------------------
Average Annual Total Returns
(As of December 31, 2005)
                                 If                         If
Period                          Held                     Redeemed
Life-of-Class
(11/1/02)                      1.34%                       1.34%
1 Year                        -0.74                       -0.74
--------------------------------------------------------------------------------

Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

Current performance may be higher or lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the termination of the financial warranty agreement or the insolvency of Main Place Funding LLC or Bank of America.

The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                                A              B              C
--------------------------------------------------------------------------------
Beginning Account Value On 7/1/05      $1,000.00      $1,000.00      $1,000.00
Ending Account Value On 12/31/05       $1,001.28      $1,013.07      $1,012.36
Expenses Paid During Period*           $   10.59      $   14.46      $   14.46

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, 2.85% and 2.85%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                      (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                                A              B              C
--------------------------------------------------------------------------------
Beginning Account Value On 7/1/05      $1,000.00      $1,000.00      $1,000.00
Ending Account Value On 12/31/05       $1,014.62      $1,010.84      $1,010.84
Expenses Paid During Period*           $   10.66      $   14.44      $   14.44

* Expenses are equal to the Fund's annualized expense ratio of 2.10%, 2.85% and 2.85%, for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Despite rising interest rates, higher oil prices and devastating hurricanes, both large-cap stocks and fixed-income securities ended 2005 with positive returns. In the following interview, Portfolio Manager and a member of the equity portfolio management team, Walter Hunnewell, and the debt securities manager, Richard Schlanger, discuss the strategy and factors that influenced the performance of Pioneer Protected Principal Plus Fund over the 12-month period ended December 31, 2005.

Q:   How did the Fund perform over the 12 months?

A: For the 12-month period ended December 31, 2005, Pioneer Protected Principal Plus Fund's Class A shares had a total return of 0.03% at net asset value. The Fund underperformed the 4.91% return of the Standard & Poor's 500 Index for the same period. Its return was also less than the 1.68% of the Lehman Brothers Government Intermediate Bond Index and the 1.14% average return for the 78 funds in the Lipper Balanced Target Maturity Fund Category, the Fund's peer group. The equity portion of the Fund exceeded the 4.84% average return of the funds in the Lipper Large Cap Core Funds Category.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the period?

A: After a listless six months, the stock market moved higher in the second half of the year. As stocks rallied, we saw a divided market. On one hand, investors favored high-growth companies. On the other hand, persistently high energy and other commodity prices and projections for increased capital spending in capacity-constrained industries provided firm support for "old-economy" companies. In the fixed-income markets, the Federal Reserve (the Fed) continued to reverse its accommodative monetary policy and raised interest rates eight times during the year, each time by a quarter point. At the end of 2005, the Federal funds target rate was 4.25%, up from 2.25% in January of that year. (The Federal

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                             (continued)
--------------------------------------------------------------------------------

     funds target rate is the fee charged to banks for overnight loans.) The Fed's actions over the last six months prompted a narrower difference between the yields of shorter-term securities creating a flatter yield curve. (The yield curve shows the relationship between bond yields and maturity lengths.)

Q:   How did interest rates affect the management strategy for the Fund?

A: Interest rates are the driving force behind the asset allocation of the Fund. If interest rates decline and bond prices rise, we have to invest more money into the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2.00% annual return by the end of the Guarantee Period, which is December 21, 2009. In the previous twelve months, interest rates on intermediate-term securities were relatively stable; and we did not have to invest more money in Treasury STRIPS. Higher rates should allow us some flexibility to increase the equity portion.

Q:   What were the principal strategies used in managing the Fund?

A: At the end of the period, 29% of the Fund's assets were in equities, up from 25% at the beginning of the 12 months. We made several changes to the portfolio, taking profits in stocks that had reached our target valuations, eliminating those that no longer met our criteria for growth and adding companies that have the potential to produced solid returns over time. More specifically, we took profits in energy stocks that we believed reflected their earnings potential. Schlumberger is an example. In utilities, we sold Aqua America at a large gain and purchased shares of PG&E, a recovering California utility with a growing dividend yield. Dow Chemical, which impressed us with improved operations, and Allegheny Technologies, a stainless-steel producer with renewed profitability, were added in the materials area. We also increased the commitment to industrials, creating positions in Masco, a manufacturer of home-improvement products, and 3M, a world leader in adhesives. We also made changes to positions in the Fund's consumer discretionary, health care, financials and information technology positions.

Q:   What contributed to performance?

A: Individual stock performance in several sectors was positive, but some stocks were standouts. In health care, Barr Pharmaceuticals was a leader. Mining companies Rio Tinto and Phelps Dodge in the

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

     materials area added to results. In industrials, railroad companies Norfolk Southern and Burlington Northern Santa Fe generated excellent returns.

Q:   What detracted from performance?

A: Weak performance came from consumer staples, such as Hershey, the confectionary company, and Sysco, a food service company. In the energy sector, de-emphasizing equipment and services stocks detracted from results, as those industries posted superior returns.

Q:   What is your outlook for 2006?

A: As we look ahead, we are cautious. We believe that economic growth is likely to moderate, but anticipate that earnings and dividends will be relatively high. We recognize, however, that there are powerful headwinds in the form of higher short-term interest rates, stubbornly high energy prices and a slowing housing market. All of these crosscurrents could lead to a more volatile market than we have seen in a while. In this environment, our emphasis will be on stocks with good earnings and dividend support. Such stocks should be less vulnerable to earnings declines, should the economy soften. We think the Fed may be in the late stages of its rate-raising cycle. Should the Fed ease rates somewhat, we believe that intermediate term securities would outperform long-term term securities. The portfolio is well-positioned should this occur.

The fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven year guarantee period will reduce their guaranteed amount. Due to a financial warranty fee, the fund's expenses are higher than those of most other mutual funds.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

  Shares                                                                   Value
             COMMON STOCK - 28.5%
             Energy - 2.2%
             Integrated Oil & Gas - 1.7%
   3,564     ConocoPhillips                                          $   207,354
   6,694     Chevron Corp.                                               380,018
   2,389     Occidental Petroleum Corp.                                  190,833
   5,276     Exxon Mobil Corp.                                           296,353
                                                                     -----------
                                                                     $ 1,074,558
                                                                     -----------
             Oil & Gas Equipment And Services - 0.1%
   1,686     Weatherford Intl, Inc.*                                 $    61,033
                                                                     -----------
             Oil & Gas Explration & Production - 0.4%
   1,640     Apache Corp.                                            $   112,373
   3,191     Pioneer Natural Resources Co.                               163,603
                                                                     -----------
                                                                     $   275,976
                                                                     -----------
             Total Energy                                            $ 1,411,567
                                                                     -----------
             Materials - 2.1%
             Aluminum - 0.1%
   2,861     Alcoa, Inc.                                             $    84,600
                                                                     -----------
             Diversified Chemical - 0.5%
   2,626     E.I. du Pont de Nemours and Co.                         $   111,605
   2,583     Dow Chemical Co.                                            113,187
   1,157     PPG Industries, Inc.                                         66,990
                                                                     -----------
                                                                     $   291,782
                                                                     -----------
             Diversified Metals & Mining - 1.0%
   1,455     BHP Billiton Ltd. (A.D.R.)                              $    48,626
   3,830     Inco Ltd.                                                   166,873
   2,347     Rio Tinto Plc (A.D.R.)                                      429,008
                                                                     -----------
                                                                     $   644,507
                                                                     -----------
             Gold - 0.1%
     632     Newmont Mining Corp.                                    $    33,749
                                                                     -----------
             Industrial Gases - 0.2%
   1,277     Air Products & Chemicals, Inc.                          $    75,586
     564     Praxair, Inc.                                                29,869
                                                                     -----------
                                                                     $   105,455
                                                                     -----------

12   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                    Value
            Paper Products - 0.1%
  2,970     Meadwestvaco Corp.                                       $    83,249
                                                                     -----------
            Specialty Chemicals - 0.1%
  2,101     Ecolab, Inc.                                             $    76,203
                                                                     -----------
            Steel - 0.0%
    258     Allegheny Technologies Inc.                              $     9,309
                                                                     -----------
            Total Materials                                          $ 1,328,854
                                                                     -----------
            Capital Goods - 2.3%
            Aerospace & Defense - 0.7%
  1,628     General Dynamics Corp.                                   $   185,673
  4,547     United Technologies Corp.                                    254,223
                                                                     -----------
                                                                     $   439,896
                                                                     -----------
            Building Products - 0.0%
    300     Masco Corp.                                              $     9,057
                                                                     -----------
            Construction & Farm Machinery & Hvy Trks - 1.1%
  3,614     Caterpillar, Inc.                                        $   208,781
  3,424     Deere & Co.                                                  233,209
  3,341     PACCAR, Inc.                                                 231,297
                                                                     -----------
                                                                     $   673,287
                                                                     -----------
            Electrical Component & Equipment - 0.2%
  1,360     Emerson Electric Co.                                     $   101,592
    768     Rockwell International Corp.                                  45,435
                                                                     -----------
                                                                     $   147,027
                                                                     -----------
            Industrial Conglomerates - 0.3%
  4,824     General Electric Co.                                     $   169,081
                                                                     -----------
            Industrial Machinery - 0.0%
    521     Parker Hannifin Corp.                                    $    34,365
                                                                     -----------
            Total Capital Goods                                      $ 1,472,713
                                                                     -----------
            Transportation - 1.1%
            Airlines - 0.1%
  6,094     Southwest Airlines Co.                                   $   100,124
                                                                     -----------


 The accompanying notes are an integral part of these financial statements.  13

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
            Railroads - 1.0%
  2,650     Burlington Northern, Inc.                                $   187,673
  9,652     Norfolk Southern Corp.                                       432,699
                                                                     -----------
                                                                     $   620,372
                                                                     -----------
            Total Transportation                                     $   720,496
                                                                     -----------
            Automobiles & Components - 0.6%
            Auto Parts & Equipment - 0.3%
  3,053     Johnson Controls, Inc.                                   $   222,594
                                                                     -----------
            Automobile Manufacturers - 0.3%
 22,752     Ford Motor Corp.                                         $   175,645
                                                                     -----------
            Total Automobiles & Components                           $   398,239
                                                                     -----------
            Consumer Durables & Apparel - 0.1%
            Apparel, Accessories & Luxury Goods - 0.1%
  1,145     Liz Claiborne, Inc.                                      $    41,014
                                                                     -----------
            Total Consumer Durables & Apparel                        $    41,014
                                                                     -----------
            Consumer Services - 0.0%
            Restaurants - 0.0%
    262     Tricon Global Restaurants, Inc.                          $    12,283
                                                                     -----------
            Total Consumer Services                                  $    12,283
                                                                     -----------
            Media - 1.8%
            Advertising - 0.3%
  2,326     Omnicom Group                                            $   198,012
                                                                     -----------
            Movies & Entertainment - 0.1%
  2,892     The Walt Disney Co.                                      $    69,321
                                                                     -----------
            Publishing - 1.4%
  9,948     Reed Elsevier NV (A.D.R.)                                $   277,947
  2,679     Gannett Co.                                                  162,267
    724     John Wiley & Sons, Inc.                                       28,265
  8,170     McGraw-Hill Co., Inc.                                        421,817
                                                                     -----------
                                                                     $   890,296
                                                                     -----------
            Total Media                                              $ 1,157,629
                                                                     -----------

14  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                    Value
            Retailing - 1.5%
            Apparel Retail - 0.1%
  3,443     Gap Inc.                                                 $    60,735
                                                                     -----------
            Computer & Electronics Retail - 0.0%
    723     GameStop Corp. (Class B)*                                $    20,895
                                                                     -----------
            Department Stores - 0.3%
  1,564     Federated Department Stores, Inc.                        $   103,740
  2,404     Nordstrom Inc.                                                89,910
                                                                     -----------
                                                                     $   193,650
                                                                     -----------
            General Merchandise Stores - 0.6%
  6,798     Target Corp.                                             $   373,686
                                                                     -----------
            Home Improvement Retail - 0.3%
    884     Home Depot, Inc.                                         $    35,784
  2,637     Lowe's Companies, Inc.                                       175,782
                                                                     -----------
                                                                     $   211,566
                                                                     -----------
            Specialty Stores - 0.2%
  1,695     Barnes & Noble, Inc.                                     $    72,326
  1,521     Staples Inc.                                                  34,542
                                                                     -----------
                                                                     $   106,868
                                                                     -----------
            Total Retailing                                          $   967,400
                                                                     -----------
            Food & Drug Retailing - 0.9%
            Drug Retail - 0.7%
  3,158     CVS Corp.                                                $    83,434
  7,583     Walgreen Co.                                                 335,624
                                                                     -----------
                                                                     $   419,058
                                                                     -----------
            Food Distributors - 0.2%
  4,280     Sysco Corp.                                              $   132,894
                                                                     -----------
            Hypermarkets & Supercenters - 0.0%
    750     Costco Wholesale Corp.                                   $    37,103
                                                                     -----------
            Total Food & Drug Retailing                              $   589,055
                                                                     -----------


 The accompanying notes are an integral part of these financial statements.  15

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
            Food Beverage & Tobacco - 1.4%
            Packaged Foods & Meats - 1.0%
  4,641     Campbell Soup Co.                                        $   138,163
  2,488     General Mills, Inc.                                          122,708
  3,781     H.J. Heinz Co., Inc.                                         127,495
  2,859     Hershey Foods Corp.                                          157,960
    674     Kellogg Co.                                                   29,130
  4,330     Sara Lee Corp.                                                81,837
                                                                     -----------
                                                                     $   657,293
                                                                     -----------
            Soft Drinks - 0.4%
  4,078     PepsiCo, Inc.                                            $   240,928
                                                                     -----------
            Total Food Beverage & Tobacco                            $   898,221
                                                                     -----------
            Household & Personal Products - 0.5%
            Household Products - 0.4%
  3,611     Colgate-Palmolive Co.                                    $   198,063
    825     Clorox Co.                                                    46,934
                                                                     -----------
                                                                     $   244,997
                                                                     -----------
            Personal Products - 0.1%
  1,142     Estee Lauder Co.*                                        $    38,234
                                                                     -----------
            Total Household & Personal Products                      $   283,231
                                                                     -----------
            Health Care Equipment & Services - 0.8%
            Health Care Equipment - 0.8%
    660     C. R. Bard, Inc.                                         $    43,507
  4,014     Becton, Dickinson & Co.                                      241,161
  1,941     Biomet, Inc.                                                  70,982
  1,244     Medtronic, Inc.                                               71,617
  1,129     Stryker Corp.                                                 50,161
                                                                     -----------
                                                                     $   477,428
                                                                     -----------
            Total Health Care Equipment & Services                   $   477,428
                                                                     -----------
            Pharmaceuticals & Biotechnology - 2.6%
            Biotechnology - 0.1%
    459     Amgen, Inc.*                                             $    36,197
                                                                     -----------

16   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

 Shares                                                                    Value
            Pharmaceuticals - 2.5%
  3,788     Abbott Laboratories                                      $   149,361
  3,227     Bristol-Myers Squibb Co.                                      74,156
  2,980     Barr Laboratorie, Inc.*                                      185,624
  5,367     Johnson & Johnson                                            322,557
  2,481     Eli Lilly & Co.                                              140,400
  3,548     Merck & Co., Inc.                                            112,862
  3,140     Novartis AG (A.D.R.)                                         164,787
  2,108     Roche Holdings AG (A.D.R.)                                   158,260
 10,242     Schering-Plough Corp.                                        213,546
  1,147     Teva Pharmaceutical Industries Ltd.                           49,332
                                                                     -----------
                                                                     $ 1,570,885
                                                                     -----------
            Total Pharmaceuticals & Biotechnology                    $ 1,607,082
                                                                     -----------
            Banks - 2.4%
            Diversified Banks - 0.9%
  2,549     Bank of America Corp.                                    $   117,636
  5,980     U.S. Bancorp                                                 178,742
  2,083     Wachovia Corp.                                               110,107
  2,960     Wells Fargo & Co.                                            185,977
                                                                     -----------
                                                                     $   592,462
                                                                     -----------
            Regional Banks - 1.0%
    474     Compass Bancshares Inc                                   $    22,889
  2,186     First Horizon National Corp.                                  84,030
  7,583     National City Corp.                                          254,561
  2,823     SunTrust Banks, Inc.                                         205,401
  1,157     Zions Bancorporation                                          87,423
                                                                     -----------
                                                                     $   654,304
                                                                     -----------
            Thrifts & Mortgage Finance - 0.5%
  1,319     Golden West Financial Corp.                              $    87,054
  4,409     Washington Mutual, Inc.                                      191,792
                                                                     -----------
                                                                     $   278,846
                                                                     -----------
            Total Banks                                              $ 1,525,612
                                                                     -----------

  The accompanying notes are an integral part of these financial statements.  17

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

 Shares                                                                    Value
            Diversified Financials - 1.9%
            Asset Management & Custody Banks - 1.2%
    549     Ameriprise Financial, Inc.                               $    22,509
  2,679     Federated Investors, Inc.*                                    99,230
  4,263     State Street Corp.                                           236,341
  5,414     T. Rowe Price Associates, Inc.                               389,970
                                                                     -----------
                                                                     $   748,050
                                                                     -----------
            Consumer Finance - 0.2%
  2,771     American Express Co.                                     $   142,596
                                                                     -----------
            Investment Banking & Brokerage - 0.3%
  2,454     Merrill Lynch & Co., Inc.                                $   166,209
                                                                     -----------
            Other Diversified Finance Services - 0.2%
  2,519     Citigroup, Inc.                                          $   122,247
                                                                     -----------
            Total Diversified Financials                             $ 1,179,102
                                                                     -----------
            Insurance - 0.8%
            Multi-Line Insurance - 0.0%
    480     Hartford Financial Services Group, Inc.                  $    41,227
                                                                     -----------
            Property & Casualty Insurance - 0.8%
    745     ACE Ltd.                                                 $    39,813
  1,274     Axis Capital Holdings Ltd.                                    39,851
  3,025     Chubb Corp.                                                  295,391
  1,991     Safeco Corp.                                                 112,492
                                                                     -----------
                                                                     $   487,547
                                                                     -----------
            Total Insurance                                          $   528,774
                                                                     -----------
            Software & Services - 1.1%
            Application Software - 0.3%
  4,813     Adobe Systems, Inc.                                      $   177,888
                                                                     -----------
            Data Processing & Outsourced Services - 0.4%
  2,701     Automatic Data Processing, Inc.                          $   123,949
  1,396     DST Systems, Inc.*                                            83,634
  1,433     Fiserv, Inc.*                                                 62,006
                                                                     -----------
                                                                     $   269,589
                                                                     -----------
            Systems Software - 0.4%
  8,426     Microsoft Corp.                                          $   220,340
                                                                     -----------
            Total Software & Services                                $   667,817
                                                                     -----------

18   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
             Technology Hardware & Equipment - 1.7%
             Communications Equipment - 0.7%
  11,472     Motorola, Inc.                                          $   259,152
   9,704     Nokia Corp. (A.D.R.)                                        177,583
                                                                     -----------
                                                                     $   436,735
                                                                     -----------
             Computer Hardware - 0.7%
   4,691     Dell, Inc.*                                             $   140,683
   6,417     Hewlett-Packard Co.                                         183,719
  21,501     Sun Microsystems, Inc.*                                      90,089
                                                                     -----------
                                                                     $   414,491
                                                                     -----------
             Computer Storage & Peripherals - 0.0%
   1,359     EMC Corp.*                                              $    18,510
                                                                     -----------
             Office Electronics - 0.3%
   3,367     Canon, Inc. (A.D.R.)                                    $   198,081
                                                                     -----------
             Total Technology Hardware & Equipment                   $ 1,067,817
                                                                     -----------
             Semiconductors - 0.9%
             Semiconductor Equipment - 0.1%
   4,413     Applied Materials, Inc.                                 $    79,169
                                                                     -----------
             Semiconductors - 0.8%
   1,308     Freescale Semiconductor Inc. (Class B)*                 $    32,922
   9,018     Intel Corp.                                                 225,089
   8,069     Texas Instruments, Inc.                                     258,773
                                                                     -----------
                                                                     $   516,784
                                                                     -----------
             Total Semiconductors                                    $   595,953
                                                                     -----------
             Telecommunication Services - 1.1%
             Integrated Telecom Services - 1.0%
   8,108     BellSouth Corp.                                         $   219,727
  12,195     AT&T Corp.                                                  298,656
   2,826     Verizon Communications, Inc.                                 85,119
                                                                     -----------
                                                                     $   603,502
                                                                     -----------
             Wireless Telecommunication Services - 0.1%
   1,277     Alltel Corp.                                            $    80,579
                                                                     -----------
             Total Telecommunication Services                        $   684,081
                                                                     -----------

  The accompanying notes are an integral part of these financial statements.  19

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05                                     (continued)
--------------------------------------------------------------------------------

    Shares                                                                 Value
                Utilities - 0.5%
                Electric Utilities - 0.2%
       412      Exelon Corp.                                         $    21,894
     2,982      Southern Co.                                             102,968
                                                                     -----------
                                                                     $   124,862
                                                                     -----------
                Multi-Utilities - 0.3%
     2,026      Consolidated Edison, Inc.                            $    93,865
     2,621      KeySpan Energy Corp.                                      93,543
                                                                     -----------
                                                                     $   187,408
                                                                     -----------
                Total Utilities                                      $   312,270
                                                                     -----------
                (Cost $16,518,411)                                   $17,926,638
                                                                     -----------
                U.S. GOVERNMENT OBLIGATIONS - 71.6%
53,650,000      U.S. Treasury Strip 0%, 11/15/09                     $45,176,196
                                                                     -----------
                Total U.S. Government Obligations
                (Cost $46,027,790)                                   $45,176,201
                                                                     -----------
                TOTAL INVESTMENT IN SECURITIES - 98.7%
                (Cost $62,546,201) (a)                               $63,102,839
                                                                     -----------
                OTHER ASSETS AND LIABILITIES - 1.3%                  $  (281,849)
                                                                     -----------
                TOTAL NET ASSETS - 100.0%                            $62,820,990
                                                                     ===========

*         Non-income producing security

(A.D.R.)  American Depositary Receipt

(a)   At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $63,384,770 was as follows:

      Aggregate gross unrealized gain for all investments in which
      there is an excess of value over tax cost                                              $1,678,556

      Aggregate gross unrealized loss for all investments in which
      there is an excess of tax cost over value                                              (1,121,918)
                                                                                             ----------
      Net unrealized gain                                                                    $  556,638
                                                                                             ==========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $23,762,635 and $53,904,850, respectively.


20  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $62,546,201)              $63,102,839
  Receivables -
    Fund shares sold                                                         245
    Dividends and interest                                                32,293
  Other                                                                    3,979
                                                                     -----------
     Total assets                                                    $63,139,356
                                                                     -----------
LIABILITIES:
  Payables -
    Fund shares repurchased                                          $   176,381
    Financial warranty fee                                                46,297
  Due to bank                                                              9,599
  Due to affiliates                                                       23,991
  Accrued expenses                                                        62,098
                                                                     -----------
     Total liabilities                                               $   318,366
                                                                     -----------
NET ASSETS:
  Paid-in capital                                                    $63,045,206
  Accumulated net realized loss on investments                          (780,854)
  Net unrealized gain on investments                                     556,638
                                                                     -----------
     Total net assets                                                $62,820,990
                                                                     ===========
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $20,875,585/2,155,077 shares)                    $      9.69
                                                                     ===========
  Class B (based on $33,348,716/3,437,679 shares)                    $      9.70
                                                                     ===========
  Class C (based on $8,596,689/881,746 shares)                       $      9.75
                                                                     ===========
MAXIMUM OFFERING PRICE:
  Class A ($9.69 [divided by] 94.25%)                                $     10.28
                                                                     ===========


  The accompanying notes are an integral part of these financial statements.  21

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $126)         $ 369,461
  Interest                                                  2,269,564
                                                            ---------
     Total investment income                                               $ 2,639,025
                                                                           -----------
EXPENSES:
  Financial warranty fee                                    $ 651,238
  Management fees                                             536,806
  Transfer agent fees and expenses
    Class A                                                    57,392
    Class B                                                    66,230
    Class C                                                    32,079
  Distribution fees
    Class A                                                    57,840
    Class B                                                   394,820
    Class C                                                   112,085
  Administrative reimbursements                                18,512
  Custodian fees                                               51,019
  Registration fees                                               166
  Professional fees                                            36,573
  Printing expense                                             16,403
  Fees and expenses of nonaffiliated trustees                   8,895
  Miscellaneous                                                 7,959
                                                            ---------
     Total expenses                                                        $ 2,048,017
     Less management fees waived and
       expenses reimbursed by Pioneer
       Investment Management, Inc.                                             (58,832)
     Less fees paid indirectly                                                  (1,597)
                                                                           -----------
     Net expenses                                                          $ 1,987,588
                                                                           -----------
       Net investment income                                               $   651,437
                                                                           -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
  Net realized gain on investments                                         $   448,973
                                                                           -----------
  Change in net unrealized loss on investments                             $(1,670,212)
                                                                           -----------
     Net loss on investments                                               $(1,221,239)
                                                                           -----------
     Net decrease in net assets resulting from operations                  $  (569,802)
                                                                           ===========


22  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04, respectively

                                                          Year Ended          Year Ended
                                                           12/31/05           12/31/04
FROM OPERATIONS:
Net investment income (loss)                            $    651,437        $   (943,720)
Net realized gain on investments                             448,973           6,211,800
Change in net unrealized loss on investments              (1,670,212)         (4,976,922)
                                                        ------------        ------------
  Net increase (decrease) in net assets resulting
    from operations                                     $   (569,802)       $  2,178,598
                                                        ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.16 and $0.16 per share, respectively)     $   (341,224)       $   (493,153)
  Class B ($0.08 and $0.08 per share, respectively)         (263,247)           (362,163)
  Class C ($0.06 and $0.06 per share, respectively)          (55,171)            (90,484)
Net realized gain:
  Class A ($0.25 and $0.22 per share, respectively)         (570,190)           (682,367)
  Class B ($0.25 and $0.22 per share, respectively)         (874,265)         (1,028,997)
  Class C ($0.25 and $0.22 per share, respectively)         (226,753)           (343,500)
                                                        ------------        ------------
    Total distributions to shareowners                  $ (2,330,850)       $ (3,000,664)
                                                        ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $          -        $    117,022
Reinvestment of distributions                              1,822,563           2,853,191
Cost of shares repurchased                               (28,300,073)        (41,925,822)
                                                        ------------        ------------
  Net increase in net assets resulting from fund
    share transactions                                  $(26,477,510)       $(38,955,609)
                                                        ------------        ------------
  Net increase in net assets                            $(29,378,162)       $(39,777,675)
NET ASSETS:
Beginning of year (period)                                92,199,152         131,976,827
                                                        ------------        ------------
End of year (including undistributed net investment
  loss of $0 and $0, respectively)                      $ 62,820,990        $ 92,199,152
                                                        ============        ============


  The accompanying notes are an integral part of these financial statements.  23

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                    '05 Shares     '05 Amount       '04 Shares     '04 Amount
CLASS A
Shares sold                                 -     $          -          11,651    $    117,022
Reinvestment of distributions          80,812          791,600         111,405       1,130,475
Less shares repurchased              (999,901)      (9,984,958)     (1,524,716)    (15,658,116)
                                   ----------     ------------      ----------    ------------
    Net decrease                     (919,089)    $ (9,193,358)     (1,401,660)   $(14,410,619)
                                   ==========     ============      ==========    ============
CLASS B
Shares sold                                 -     $          -               -    $          -
Reinvestment of distributions          85,494          835,443         129,221       1,307,438
Less shares repurchased            (1,243,751)     (12,420,920)     (1,524,166)    (15,578,340)
                                   ----------     ------------      ----------    ------------
    Net decrease                   (1,158,257)    $(11,585,477)     (1,394,945)   $(14,270,902)
                                   ==========     ============      ==========    ============
CLASS C
Shares sold                                 -     $          -               -    $          -
Reinvestment of distributions          19,919          195,520          40,935         415,278
Less shares repurchased              (587,472)      (5,894,195)     (1,044,421)    (10,689,366)
                                   ----------     ------------      ----------    ------------
    Net decrease                     (567,553)    $ (5,698,675)     (1,003,486)   $(10,274,088)
                                   ==========     ============      ==========    ============


24   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                                        11/1/02(a)
                                                                               Year Ended    Year Ended    Year Ended       to
                                                                                12/31/05      12/31/04      12/31/03     12/31/02
CLASS A
Net asset value, beginning of period                                            $ 10.10      $ 10.21        $10.075      $10.000
                                                                                -------      -------        -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                          $  0.16      $  0.16        $ 0.173      $ 0.003 (b)
 Net realized and unrealized gain (loss) on investments                           (0.16)        0.11          0.145        0.081
                                                                                -------      -------        -------      -------
  Net increase from investment operations                                       $  0.00      $  0.27        $ 0.318      $ 0.084
Distributions to shareowners:
 Net investment income                                                            (0.16)       (0.16)        (0.178)      (0.009)
 Net realized gain (loss)                                                         (0.25)       (0.22)        (0.001)(b         -
                                                                                -------      -------        -------      -------
Net increase (decrease) in net asset value                                      $ (0.41)     $ (0.11)       $ 0.139      $ 0.075
                                                                                -------      -------        -------      -------
Net asset value, end of period                                                  $  9.69      $ 10.10        $10.214      $10.075
                                                                                =======      =======        =======      =======
Total return*                                                                      0.03%        2.63%          3.08%        0.89%(c)
Ratio of net expenses to average net assets+                                       2.10%        2.07%          2.10%        1.56%**
Ratio of net investment income to average net assets+                              1.35%        1.35%          1.44%        0.41%**
Portfolio turnover rate                                                              31%          39%            84%          12%
Net assets, end of period (in thousands)                                        $20,876      $31,045        $45,700      $61,124

Ratios with no waiver of management fees and assumptions of expenses by PIM
 and no reductions for fees paid indirectly:                                                                   2.10%        1.56%**
 Net expenses                                                                      2.17%        2.07%          1.44%        0.41%**
 Net investment income                                                             1.27%        1.35%
Ratios with waiver of management fees and assumptions of expenses by PIM and
 no reductions for fees paid indirectly:                                                                       2.10%        1.56%**
 Net expenses                                                                      2.10%        2.07%          1.44%        0.41%**
 Net investment income                                                             1.35%        1.35%


  The accompanying notes are an integral part of these financial statements.  25

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                                       11/1/02(a)
                                                                              Year Ended    Year Ended    Year Ended       to
                                                                               12/31/05      12/31/04      12/31/03     12/31/02
CLASS B
Net asset value, beginning of period                                           $ 10.11        $ 10.21       $10.076      $10.000
                                                                               -------        -------       -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                  $  0.07        $  0.07       $ 0.076      $(0.003)(b)
 Net realized and unrealized gain on investments                                 (0.15)          0.12         0.160        0.082
                                                                               -------        -------       -------      -------
  Net increase from investment operations                                      $ (0.08)       $  0.19       $ 0.236      $ 0.079
Distributions to shareowners:
 Net investment income                                                           (0.08)         (0.08)       (0.099)      (0.003)(b)
 Net realized gain                                                               (0.25)         (0.22)       (0.001)(b)        -
                                                                               -------        -------       -------      -------
Net increase (decrease) in net asset value                                     $ (0.41)       $ (0.11)      $ 0.136      $ 0.076
                                                                               -------        -------       -------      -------
Net asset value, end of period                                                 $  9.70        $ 10.11       $10.212      $10.076
                                                                               =======        =======       =======      =======
Total return*                                                                    (0.80)%         1.94%         2.29%        0.83%(c)
Ratio of net expenses to average net assets+                                      2.85%          2.80%         2.85%        2.30%**
Ratio of net investment income (loss) to average net assets+                      0.60%          0.62%         0.69%       (0.31)%**
Portfolio turnover rate                                                             31%            39%           84%          12%
Net assets, end of period (in thousands)                                       $33,349        $46,454       $61,181      $67,974
Ratios with no waiver of management fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                     2.90%          2.80%         2.85%        2.30%**
 Net investment income (loss)                                                     0.54%          0.62%         0.69%       (0.31)%**
Ratios with waiver of management fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                     2.85%          2.80%         2.85%        2.30%**
 Net investment income (loss)                                                     0.59%          0.62%         0.69%       (0.31)%**

(a)  Class B shares were first publicly offered on November 1, 2002.
(b)  Amount rounds to less than one cent per share.
(c)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


26  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS

                                                                                                                       11/1/02(a)
                                                                              Year Ended    Year Ended    Year Ended       to
                                                                               12/31/05      12/31/04      12/31/03     12/31/02
CLASS B
Net asset value, beginning of period                                            $ 10.14      $ 10.23       $10.074       $10.000
                                                                                -------      -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                                   $  0.07      $  0.08       $ 0.090       $(0.002)(b)
 Net realized and unrealized gain (loss) on investments                           (0.15)        0.11         0.150         0.080
                                                                                -------      -------       -------       -------
  Net increase from investment operations                                       $ (0.08)     $  0.19       $ 0.240       $ 0.078
Distributions to shareowners:
 Net investment income                                                            (0.06)       (0.06)       (0.080)       (0.004)(b)
 Net realized gain                                                                (0.25)       (0.22)       (0.001)(b)         -
                                                                                -------      -------       -------       -------
Net increase (decrease) in net asset value                                      $ (0.39)     $ (0.09)      $ 0.159       $ 0.074
                                                                                -------      -------       -------       -------
Net asset value, end of period                                                  $  9.75      $ 10.14       $10.233       $10.074
                                                                                =======      =======       =======       =======
Total return*                                                                     (0.74)%       1.85%         2.40%         0.74%(c)
Ratio of net expenses to average net assets+                                       2.85%        2.81%         2.84%         2.34%**
Ratio of net investment income (loss) to average net assets+                       0.59%        0.60%         0.70%        (0.27)%**
Portfolio turnover rate                                                              31%          39%           84%           12%
Net assets, end of period (in thousands)                                        $ 8,597      $14,700       $25,097       $34,036
Ratios with no waiver of management fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                      3.02%        2.81%         2.84%         2.34%**
 Net investment income (loss)                                                      0.42%        0.60%         0.70%        (0.27)%**
Ratios with waiver of management fees and assumptions of expenses by PIM and no reductions for fees paid indirectly:
 Net expenses                                                                      2.85%        2.81%         2.84%         2.34%**
 Net investment income (loss)                                                      0.59%        0.60%         0.70%        (0.27)%**

(a)  Class C shares were first publicly offered on November 1, 2002.
(b)  Amount rounds to less than one cent per share.
(c)  Not Annualized.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.


  The accompanying notes are an integral part of these financial statements.  27

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Protected Principal Plus Fund (the Fund), organized as a Delaware statutory trust on October 2, 2001, is a diversified portfolio of Pioneer Protected Principal Trust which is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on December 18, 2002), a Guarantee Period (from December 20, 2002 to December 21, 2009, (the "Maturity Date") and a Post-Guarantee Period, which begins on or about December 22, 2009. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum annual compounded return on such amount (2.00% on Class A Shares and 1.25% on Class B and C Shares), less any extraordinary expenses and any amounts that Pioneer Investment Management, Inc. (PIM) is obligated to pay under the Financial Warranty Agreement (see Note
3) and fails to do so in a timely manner. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund offers three classes of shares - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic,

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

political, or regulatory developments or other risks affecting those industries and sectors.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. As of December 31, 2005, there were no securities fair valued. Temporary cash investments are valued at amortized cost.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/ amortized into interest income for financial purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2005 was as follows:

--------------------------------------------------------------------------------
                                  2005           2004
--------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income             $  651,437      $  945,800
  Long-term capital gain       1,679,413       2,054,864
                              ----------      ----------
   Total                      $2,330,850      $3,000,664
                              ==========      ==========
--------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

--------------------------------------------------------------------------------
                                         2005
--------------------------------------------------------------------------------
  Undistributed ordinary income     $       -
  Undistributed long term gain         57,715
  Unrealized depreciation            (281,931)
                                    ---------
   Total                            $(224,216)
                                    ==========
--------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales.

    At December 31, 2005, The Fund reclassified $8,205 to increase undistributed net investment income, $2,080 to increase paid in capital and $10,285 to increase accumulated net realized loss on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)

    in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

E.  Securities Lending

    The Fund lends securities in its portfolio to certain broker-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the fair value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.

2.  Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (Unicredito Italiano), manages the Fund's portfolio. The Fund pays PIM an annual fee during the Guarantee Period and the Post-Guarantee Period equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. The fee is computed daily and paid monthly. PIM has contractually agreed until the maturity date not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit fund expenses to 2.10%, 2.85% and 2.85% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $1,305 was payable to PIM related to management fees, administrative fees and certain other services and is included in due to affiliates.

3.  Financial Warranty Agreement

The Fund has entered into a Financial Warranty Agreement (the "Financial Warranty") with Main Place Funding, LLC, to protect against the Fund having insufficient assets to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any of the Financial Warranty, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note
1. The Fund, and not the Fund's shareowners, is the holder of the Financial Warranty, which will enable the Fund, assuming that the Fund complies with the conditions imposed under the Financial Warranty, and that Main Place Funding LLC does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Main Place Funding, LLC will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date (subject to the terms of the Financial Warranty), whether or not shareowners redeem their shares on the Maturity Date. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Warranty at any time without shareowner approval, subject to the agreement of Main Place Funding, LLC. The Fund pays Main Place Funding, LLC an annual fee equal to 0.85% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Warranty. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Main Place Funding, LLC and its indirect parent, Bank of America Corporation.

4.  Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $20,108 in transfer agent fees payable to PIMSS at December 31, 2005.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                               (continued)
--------------------------------------------------------------------------------

5.  Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $2,578 in distribution fees payable to PFD at December 31, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito Italiano. For the year ended December 31, 2005, CDSCs in the amount of $255,747 were paid to PFD.

6.  Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, expenses were reduced by $1,597 under such arrangements.

ADDITIONAL INFORMATION (unaudited)

For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 56.72%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 51.05%.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Shareowners and Board of Trustees of Pioneer Protected Principal Plus Fund:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Protected Principal Plus Fund, one of the portfolios constituting the Pioneer Protected Principal Trust (the "Trust") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Protected Principal Plus Fund of the Pioneer Protected Principal Trust at December 31, 2005, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in execu tive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the Fund's

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the one year period for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees also

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

    reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance, based upon total return, was in the fourth quintile of the peer group for the 12 months ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The fund pays a fee to a financial institution to guarantee that the Fund's share will have at least a specified net asset value, which fee effects performance and comparability of the fund's returns with its peer group. The Trustees concluded that the performance of the Fund, in light of the Fund's principal protection strategy, supported the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities and fixed-income groups. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    provided by the Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the third quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable in light of the costs and potential benefits of the financial guarantee.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a reasonable relationship to the services rendered and are fair for the management of the Fund.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                  (continued)
--------------------------------------------------------------------------------

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that the Fund does not have the potential to significantly increase assets until the guarantee period has terminated.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except for Mr. Hood and Mr. West) serves as a Trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Mr. Hood and Mr. West serve as Trustee on 35 of 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held         Length of Service     Principal Occupation During          Other Directorships Held
Name and Age              With the Fund          and Term of Office    Past Five Years                      by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the        Trustee since 1995.   Deputy Chairman and a Director of    Chairman and Director of
                          Board,                 Serves until          Pioneer Global Asset Management      ICI Mutual Insurance
                          Trustee and President  successor trustee is  S.p.A. ("PGAM"); Non-Executive       Company; Director
                                                 elected or earlier    Chairman and a Director of Pioneer   of Harbor Global
                                                 retirement or         Investment Management USA Inc.       Company, Ltd.
                                                 removal               ("PIM-USA"); Chairman and a
                                                                       Director of Pioneer; Director of
                                                                       Pioneer Alternative Investment
                                                                       Management Limited (Dublin);
                                                                       President and a Director of Pioneer
                                                                       Alternative Investment Management
                                                                       (Bermuda) Limited and affiliated
                                                                       funds; President and Director of
                                                                       Pioneer Funds Distributor, Inc.
                                                                       ("PFD"); President of all of the
                                                                       Pioneer Funds; and Of Counsel
                                                                       (since 2000, partner prior to
                                                                       2000), Wilmer Cutler Pickering Hale
                                                                       and Dorr LLP (counsel to PIM-USA
                                                                       and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================
Osbert M. Hood (53)**     Trustee and            Trustee since 2003.   President and Chief Executive        None
                          Executive Vice         Serves until          Officer, PIM-USA since May 2003
                          President              successor trustee is  (Director since January 2001);
                                                 elected or earlier    President and Director of Pioneer
                                                 retirement or         since May 2003); Chairman and
                                                 removal               Director of Pioneer Investment
                                                                       Management Shareholder Services,
                                                                       Inc. ("PIMSS") since May 2003;
                                                                       Executive Vice President of all of
                                                                       the Pioneer Funds since June 2003;
                                                                       Executive Vice President and Chief
                                                                       Operating Officer of PIM-USA,
                                                                       November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held      Length of Service       Principal Occupation During          Other Directorships Held
Name, Age and Address      With the Fund       and Term of Office      Past Five Years                      by this Trustee
David R. Bock **(62)       Trustee             Trustee since 2005.     Senior Vice President and Chief      Director of The
3050 K. Street NW,                             Serves until successor  Financial Officer, I-trax, Inc.      Enterprise Social
Washington, DC 20007                           trustee is elected or   (publicly traded health care         Investment Company
                                               earlier retirement or   services company) (2001 - present);  (privately-held
                                               removal.                Managing Partner, Federal City       affordable housing
                                                                       Capital Advisors (boutique merchant  finance company);
                                                                       bank)(1995 - 2000; 2002 to 2004);    Director of New York
                                                                       Executive Vice President and Chief   Mortgage Trust (publicly
                                                                       Financial Officer, Pedestal Inc.     traded mortgage REIT)
                                                                       (internet-based mortgage trading
                                                                       company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
====================================================================================================================================
Mary K. Bush (57)          Trustee             Trustee since 1997.     President, Bush International        Director of Brady
3509 Woodbine Street,                          Serves until            (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                          successor trustee       firm)                                identification and
                                               is elected or earlier                                        specialty coated
                                               retirement or removal                                        material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
====================================================================================================================================
Margaret B.W. Graham (58)  Trustee             Trustee since 1995.     Founding Director, The Winthrop      None
1001 Sherbrooke Street                         Serves until            Group, Inc. (consulting firm);
West,                                          successor trustee       Professor of Management, Faculty of
Montreal, Quebec, Canada                       is elected or earlier   Management, McGill University
H3A 1G5                                        retirement or removal
====================================================================================================================================

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held  Length of Service       Principal Occupation During          Other Directorships Held
Name, Age and Address          With the Fund   and Term of Office      Past Five Years                      by this Trustee
Marguerite A. Piret (57)       Trustee         Trustee since 1995.     President and Chief Executive        Director of New America
One Boston Place, 28th Floor,                  Serves until            Officer, Newbury, Piret & Company,   High Income Fund, Inc.
Boston, MA 02108                               successor trustee       Inc. (investment banking firm)       (closed-end investment
                                               is elected or earlier                                        company)
                                               retirement or removal
====================================================================================================================================
Stephen K. West (77)           Trustee         Trustee since 1995.     Senior Counsel, Sullivan &           Director, The Swiss
125 Broad Street,                              Serves until            Cromwell (law firm)                  Helvetia Fund, Inc.
New York, NY 10004                             successor trustee                                            (closed-end investment
                                               is elected or earlier                                        company) and
                                               retirement or removal                                        AMVESCAP PLC
                                                                                                            (investment managers)
====================================================================================================================================
John Winthrop (69)             Trustee         Trustee since 1995.     President, John Winthrop & Co.,      None
One North Adgers Wharf,                        Serves until            Inc. (private investment firm)
Charleston, SC 29401                           successor trustee
                                               is elected or earlier
                                               retirement or removal
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)       Secretary       Serves at the           Secretary of PIM-USA; Senior Vice    None
                                               discretion of           President - Legal of Pioneer; and
                                               the Board               Secretary/Clerk of most of
                                                                       PIM-USA's subsidiaries; Secretary
                                                                       of all of the Pioneer Funds since
                                                                       September 2003 (Assistant Secretary
                                                                       from November 2000 to September
                                                                       2003)
====================================================================================================================================

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Positions Held        Length of Service   Principal Occupation During    Other Directorships Held
Name and Age                   With the Fund         and Term of Office  Past Five Years                by this Officer
Christopher J. Kelley (41)     Assistant Secretary   Serves at the       Assistant Vice President       None
                                                     discretion of       and Senior Counsel of
                                                     the Board           Pioneer since July 2002;
                                                                         Vice President and Senior
                                                                         Counsel of BISYS Fund
                                                                         Services, Inc. (April
                                                                         2001 to June 2002);
                                                                         Senior Vice President and
                                                                         Deputy General Counsel of
                                                                         Funds Distributor, Inc.
                                                                         (July 2000 to April 2001;
                                                                         Assistant Secretary of
                                                                         all Pioneer Funds since
                                                                         September 2003
====================================================================================================================================
David C. Phelan (48)           Assistant Secretary   Serves at the       Partner, Wilmer Cutler         None
                                                     discretion of       Pickering Hale and Dorr
                                                     the Board           LLP; Assistant Secretary
                                                                         of all Pioneer Funds
                                                                         since September 2003
====================================================================================================================================
Vincent Nave (60)              Treasurer             Serves at the       Vice President - Fund          None
                                                     discretion of       Accounting,
                                                     the Board           Administration and
                                                                         Custody Services of
                                                                         Pioneer; and Treasurer of
                                                                         all of the Pioneer Funds
====================================================================================================================================
Mark E. Bradley (46)           Assistant Treasurer   Serves at the       Deputy Treasurer of            None
                                                     discretion          Pioneer since 2004;
                                                     of the Board        Treasurer and Senior Vice
                                                                         President, CDC IXIS Asset
                                                                         Management Services from
                                                                         2002 to 2003; Assistant
                                                                         Treasurer and Vice
                                                                         President, MFS Investment
                                                                         Management from 1997 to
                                                                         2002; and Assistant
                                                                         Treasurer of all of the
                                                                         Pioneer Funds since
                                                                         November 2004
====================================================================================================================================
Luis I. Presutti (40)          Assistant Treasurer   Serves at the       Assistant Vice President       None
                                                     discretion          - Fund Accounting,
                                                     of the Board        Administration and
                                                                         Custody Services of
                                                                         Pioneer; and Assistant
                                                                         Treasurer of all of the
                                                                         Pioneer Funds
====================================================================================================================================

Pioneer Protected Principal Plus Fund
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                               Positions Held        Length of Service   Principal Occupation During        Other Directorships Held
Name and Age                   With the Fund         and Term of Office  Past Five Years                    by this Officer
Gary Sullivan (47)             Assistant Treasurer   Serves at the       Fund Accounting Manager -          None
                                                     discretion of       Fund Accounting, Administration
                                                     the Board           and Custody Services of
                                                                         Pioneer; and Assistant Treasurer
                                                                         of all of the Pioneer Funds
                                                                         since May 2002
====================================================================================================================================
Katherine Kim Sullivan (32)    Assistant Treasurer   Serves at the       Fund Administration Manager -      None
                                                     discretion of       Fund Accounting, Administration
                                                     the Board           and Custody Services since June
                                                                         2003; Assistant Vice President -
                                                                         Mutual Fund Operations of State
                                                                         Street Corporation from June
                                                                         2002 to June 2003 (formerly
                                                                         Deutsche Bank Asset Management);
                                                                         Pioneer Fund Accounting,
                                                                         Administration and Custody
                                                                         Services (Fund Accounting
                                                                         Manager from August 1999 to May
                                                                         2002, Assistant Treasurer of all
                                                                         Pioneer Funds since September
                                                                         2003
====================================================================================================================================
Martin J. Wolin (38)           Chief Compliance      Serves at the       Chief Compliance Officer of        None
                               Officer               discretion of       Pioneer (Director of Compliance
                                                     the Board           and Senior Counsel from November
                                                                         2000 to September 2004); and
                                                                         Chief Compliance Officer of all
                                                                         of the Pioneer Funds since 2004.
====================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.

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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



--------------------------------------------------------------------------------

                                     PIONEER
                                     -------
                                   PROTECTED
                                 PRINCIPAL PLUS
                                    FUND II

                                     Annual
                                     Report

                                    12/31/05


                                 [LOGO] PIONEER
                                        Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                                                      1

Portfolio Summary                                                          2

Prices and Distributions                                                   3

Performance Update                                                         4

Comparing Ongoing Fund Expenses                                            7

Portfolio Management Discussion                                            9

Schedule of Investments                                                   12

Financial Statements                                                      13

Notes to Financial Statements                                             20

Report of Independent Registered Public Accounting Firm                   28

Factors Considered by the Independent Trustees in Approving
the Management Contract                                                   29

Trustees, Officers and Service Providers                                  34

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 12/31/05
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------
As 2005 came to a close, U.S. investors looked back on a year of major challenges, though without much change in the market indices. The war in Iraq continued, oil prices soared, then dropped, while short-term interest rates ratcheted steadily higher and intermediate and long-term rates stayed about the same. Natural disasters also threatened economic expansion. Still, the economy moved forward as corporate earnings grew. The hope of a growing economy was not reflected by the small gains or losses in the major U.S. market indices. Among capitalization ranges, midcap issues made the most headway. Bond prices held firm and yields remained low, perhaps a sign that the Federal Reserve Board's interest rate hikes would temper the inflationary pressures induced by a growing economy.

Among the nagging issues facing the U.S. economy in 2006 is the potential impact of high energy prices on consumer spending and corporate profits. Also unknown at this time is whether the Federal Reserve Board will continue to raise interest rates under its new chairman, Ben Bernanke, who stated his top priority will be to maintain continuity.

Rising interest rates and improving business conditions made U.S. holdings more attractive to foreign investors, helping to strengthen the dollar versus the euro and other key currencies. Investors in many foreign markets enjoyed stellar returns. Double-digit gains were widespread in Europe, Asia and Latin America. Even the long-dormant Japanese economy began to stir, while emerging markets, especially those rich in natural resources, fed global economic growth.

The disparity of returns among countries and sectors underscores the importance for investors to maintain a well-diversified portfolio. We believe this may be a good time for investors to review their holdings with their advisor and determine if they reflect the wide range of opportunities that exist across many asset classes, as last year's results make clear.

Investing for income with Pioneer

Adding one or more of Pioneer's income-oriented funds to your investment program may help improve your portfolio's overall balance. As a premier provider of fixed-income investments, Pioneer offers you a broad selection of actively managed bond funds to help meet a variety of investment needs. Pioneer also offers income-oriented equity funds, each managed using a value-oriented, total return investment philosophy that seeks enhanced return potential and lower volatility through active diversification. Your financial advisor can help you select among Pioneer's fixed-income choices.

Respectfully,

/s/ Osbert M. Hood
------------------
Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Before investing consider the fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 12/31/05
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[DATA BELOW REPRESENTS PIE CHART IN ORIGINAL DOCUMENT]

U.S. Government Obligations     81.5%
Pioneer Funds Shares            18.5%

Bond Characteristics
--------------------------------------------------------------------------------

 Average Quality                 AAA
 Average Life                   4.35 yrs
 Effective Duration             4.26 yrs
 2 to 5 Year Maturities        99.47%
 0 to 2 Year Maturities         0.53%

Largest Holdings
--------------------------------------------------------------------------------

 1. U.S. Treasury Strip, Zero Coupon Bond, 5/15/10       80.30%
 2. Pioneer Fund Class Y                                 10.93
 3. Pioneer Equity Income Fund Class Y                    7.60
 4. U.S. Treasury Strip, Zero Coupon Bond, 5/15/10        1.16

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS
--------------------------------------------------------------------------------

Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class           12/31/05        12/31/04
 -----           --------        --------
  A               $9.67           $9.89
  B               $9.64           $9.86
  C               $9.68           $9.89

Distributions Per Share
--------------------------------------------------------------------------------

                     1/1/05 - 12/31/05
                     -----------------
             Net
         Investment     Short-Term      Long-Term
 Class     Income     Capital Gains   Capital Gains
 -----     ------     -------------   -------------
   A       $0.1517       $  -           $0.0516
   B       $0.0625       $  -           $0.0516
   C       $0.0645       $  -           $0.0516

--------------------------------------------------------------------------------
INDEX DEFINITIONS
--------------------------------------------------------------------------------

The Standard & Poor's 500 Stock Index (the S&P 500) is a commonly used measure of the broad U.S. stock market. The Lehman Brothers Government Intermediate Bond Index measures the performance of the U.S. intermediate-term investment-grade bond market. Total return comprises price appreciation/depreciation and income as a percentage of the original investment. Indexes are rebalanced monthly by market capitalization. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indices.

The Indexes defined here pertain to the Value of $10,000 Investment charts on pages 4, 5 and 6.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II at public offering price, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of December 31, 2005)

                                  Net         Public
                                 Asset       Offering
Period                        Value (NAV)   Price (POP)
 Life-of-Class
 (3/3/03)                        0.00%        -2.07%
 1 Year                         -0.17         -5.88

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]


          Pioneer Protected   S&P 500       Lehman Brothers
          Principal Plus      Index         Government Intermediate
          Fund II                           Bond Index
 3/03         9425             10000            10000
12/03         9138             13285            10135
12/04         9441             14730            10371
12/05         9425             15452            10546

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
   Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

   The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of December 31, 2005)

                               If          If
Period                        Held      Redeemed
 Life-of-Class
 (3/3/03)                    -0.76%      -1.81%
 1 Year                      -1.07       -4.99

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]


          Pioneer Protected   S&P 500       Lehman Brothers
          Principal Plus      Index         Government Intermediate
          Fund II                           Bond Index
 3/03        10000             10000            10000
12/03         9640             13285            10135
12/04         9892             14730            10371
12/05         9496             15452            10546

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for Class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerfunds.com/bshares.
   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

   The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 12/31/05                                      CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Protected Principal Plus Fund II, compared to that of the Standard & Poor's 500 Index and the Lehman Brothers Government Intermediate Bond Index.

Average Annual Total Returns
(As of December 31, 2005)

                               If          If
Period                        Held      Redeemed
 Life-of-Class
 (3/3/03)                    -0.67%      -0.67%
 1 Year                      -0.95       -0.95

[DATA BELOW REPRESENTS MOUNTAIN CHART IN ORIGINAL DOCUMENT]


          Pioneer Protected   S&P 500       Lehman Brothers
          Principal Plus      Index         Government Intermediate
          Fund II                           Bond Index
3/03         10000             10000            10000
12/03         9650             13285            10135
12/04         9907             14730            10371
12/05         9813             15452            10546

   Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Return would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.
   Current performance may be lower due to market volatility. Fund returns will fluctuate, and investors who redeem shares or take dividends or distributions in cash prior to the end of the guarantee period will reduce their guaranteed amount. The guaranteed amount could be reduced if certain events occur, such as the insolvency of Ambac Assurance Corporation.

   The Fund's expenses are higher than those of most other mutual funds. Its allocation of all or a significant portion of assets to U.S. government securities could cause underperformance relative to the general equity market. The Fund's primary objective of preserving principal may not be compatible with obtaining the same level of returns that could be achieved with greater allocation to equity securities. Your investment is subject to market risk after the Guarantee Period. Investors must redeem their shares on the Fund's maturity date to receive the guaranteed amount. Shares sold on dates other than maturity date will be sold at net asset value per share.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2)  transaction costs, including sales charges (loads) on purchase payments.

This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.

Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.   Divide your account value by $1,000
     Example: an $8,600 account value [DIVIDED BY] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund II

Based on actual returns from July 1, 2005 through December 31, 2005

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 7/1/05

 Ending Account Value             $1,000.30      $  991.28      $  992.48
 On 12/31/05

 Expenses Paid During Period*     $    9.78      $   13.80      $   13.36

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, 2.75% and 2.66% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                     (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.


You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Protected Principal Plus Fund II

Based on a hypothetical 5% return per year before expenses, reflecting the period from July 1, 2005 through December 31, 2005.

Share Class                           A              B              C
--------------------------------------------------------------------------------
 Beginning Account Value          $1,000.00      $1,000.00      $1,000.00
 On 7/1/05

 Ending Account Value             $1,015.43      $1,011.34      $1,011.80
 On 12/31/05

 Expenses Paid During Period*     $    9.86      $   13.94      $   13.49

* Expenses are equal to the Fund's annualized expense ratio of 1.94%, 2.75%, and 2.66% for Class A, Class B and Class C shares, respectively, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05
--------------------------------------------------------------------------------

Despite rising interest rates, higher oil prices and devastating hurricanes, both large-cap stocks and fixed-income securities ended 2005 with positive returns. In the following interview, Portfolio Manager and member of the equity portfolio management team, Walter Hunnewell, and the debt securities manager, Richard Schlanger, discuss the strategy and factors that influenced the performance of Pioneer Protected Principal Plus Fund II over the 12-month period ended December 31, 2005.

Q:   How did the Fund perform over the 12 months?

A: For the 12-month period ended December 31, 2005, Class A shares of Pioneer Protected Principal Plus Fund II had a total return of -0.17% at net asset value. The Fund underperformed the 4.91% return of the Standard & Poor's 500 Index for the same period. Its return was also less than the 1.68% of the Lehman Brothers Government Intermediate Bond Index and the 1.14% average return of the 78 funds in the Lipper Balanced Target Maturity Fund Category, the Fund's peer group. The equity portion of the Fund exceeded the 4.84% average return of the funds in the Lipper Large Cap Core Funds Category.

     Call 1-800-225-6292 or visit www.pioneerfunds.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

     The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

Q:   What was the investment environment like during the period?

A: After a listless six months, the stock market moved higher in the second half of the year. As stocks rallied, we saw a divided market. On one hand, investors favored high-growth companies. On the other hand, persistently high energy and other commodity prices and projections for increased capital spending in capacity-constrained industries provided firm support for "old-economy" companies. In the fixed-income markets, the Federal Reserve continued to reverse its accommodative monetary policy and raised interest rates eight times during the year, each time by a quarter point. At the end of 2005, the Federal funds target rate was 4.25%, up from 2.25% in January of that year. (The Federal funds target rate is the

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 12/31/05                           (continued)
--------------------------------------------------------------------------------

     fee charged to banks for overnight loans.) The Fed's actions over the last six months prompted a narrower difference between the yields of shorter- and longer-term securities creating a flatter yield curve. (The yield curve shows the relationship between bond yields and maturity lengths.)

Q:   How did interest rates affect the management strategy for the Fund?

A: Interest rates are the driving force behind the asset allocation of the Fund. If interest rates decline and bond prices rise, we have to invest more money into the fixed-income portion (Treasury STRIPS) to meet our obligation to provide a minimum 2.00% annual return by the end of the Guarantee Period, which is June 4, 2010. In the previous twelve months, interest rates on intermediate-term securities were relatively stable, and we did not have to invest more money in Treasury STRIPS.

Q:   What were the principal strategies used in managing the Fund?

A: We maintained investment in Pioneer Fund; however, to further diversify the equity portion of the Fund, we established a new position in Pioneer Equity Income Fund. At year-end, 19% of net assets were in equities, with 11% in Pioneer Fund and 8% in Pioneer Equity Income Fund. The following comments apply to Pioneer Fund.

     We made several changes to the portfolio, taking profits in stocks that had reached our target valuations, eliminating those that no longer met our criteria for growth and adding companies that have the potential to produced solid returns over time. More specifically, we took profits in energy stocks that we believed reflected their earnings potential. Schlumberger is an example. In utilities, we sold Aqua America at a large gain and purchased shares of PG&E, a recovering California utility with a growing dividend yield. Dow Chemical, which impressed us with improved operations, and Allegheny Technologies, a stainless-steel producer with renewed profitability, were added in the materials area. We also increased the commitment to industrials, creating positions in Masco, a manufacturer of home-improvement products, and 3M, a world leader in adhesives. We also made changes to the consumer discretionary, health care, financials and information technology positions.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Q:   What contributed to performance?

A: Individual stock performance in several sectors was positive, but some stocks were standouts. In health care, Barr Pharmaceuticals was a leader. Mining companies Rio Tinto and Phelps Dodge in the materials area added to results. In industrials, railroad companies Norfolk Southern and Burlington Northern Santa Fe generated excellent returns.

Q:   What detracted from performance?

A: Weak performance came from consumer staples, such as Hershey, the confectionary company, and Sysco, a food service company. In the energy sector, de-emphasizing equipment and services stocks detracted from results, as those industries posted superior returns.

Q:   What is your outlook for 2006?

A: As we look ahead, we are cautious. We believe that economic growth is likely to moderate, but anticipate that earnings and dividends will be relatively high. We recognize, however, that there are powerful headwinds in the form of higher short-term interest rates, stubbornly high energy prices and a slowing housing market. All of these crosscurrents could lead to a more volatile market than we have seen in a while. In this environment, our emphasis will be on stocks with good earnings and dividend support. Such stocks should be less vulnerable to earnings declines, should the economy soften. In the fixed-income markets we are positive when looking ahead. We think the Fed may be in the late stages of its rate-raising cycle. Should the Fed ease rates somewhat, we believe the intermediate-term securities would outperform long-term term securities. The portfolio is well-positioned should this occur.

The fund's returns will fluctuate and investors who redeem shares or take dividends or distributions in cash prior to the end of the seven year guarantee period will reduce their guaranteed amount. Due to an insurance policy fee, the fund's expenses are higher than those of most other mutual funds.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These opinions should not be relied upon for any other purposes. Past performance is not guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 12/31/05
--------------------------------------------------------------------------------

    Shares                                                               Value
               COMMON STOCK - 18.6%
               Diversified Financials - 18.6%
               Other Diversified Finance Services - 18.6%
   207,503     Pioneer Equity Income Fund Class Y+                 $ 5,992,691
   194,535     Pioneer Fund Class Y+                                 8,619,854
                                                                   -----------
               Total Diversified Financials                        $14,612,545
                                                                   -----------
               (Cost $14,061,137)
               U.S. GOVERNMENT OBLIGATIONS - 81.8%
               Government - 81.6%
 1,100,000     U.S. Treasury Strip, Zero Coupon Bond, 5/15/10      $   913,788
76,250,000     U.S. Treasury Strip, Zero Coupon Bond, 5/15/10       63,332,743
                                                                   -----------
               Total Government
               (Cost $65,727,388)                                  $64,246,531
                                                                   -----------
               TOTAL INVESTMENTS IN SECURITIES - 100.4%
               (Cost $79,788,525) (a)                              $78,859,076
                                                                   -----------
               OTHER ASSETS AND LIABILITIES - (0.4)%               $  (348,119)
                                                                   -----------
               TOTAL NET ASSETS - 100.0%                           $78,510,957
                                                                   ===========

+   Investment deemed to be an affiliate of the Fund.

(a) At December 31, 2005, the net unrealized gain on investments based on cost for federal income tax purposes of $79,889,207 was as follows:

    Aggregate gross unrealized gain for all investments in which
    there is an excess of value over tax cost                      $   726,317

    Aggregate gross unrealized loss for all investments in which
    there is an excess of tax cost over value                       (1,756,448)
                                                                   -----------
    Net unrealized loss                                            $(1,030,131)
                                                                   ===========

Purchases and sales of securities (excluding temporary cash investments) for the year ended December 31, 2005 aggregated $109,721,254 and $142,059,068, respectively.

12  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 12/31/05
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities of unaffiliated issuers
    (cost $65,727,388)                                         $64,246,531
  Investment in securities of affiliated issuers
    (cost $14,061,137)                                          14,612,545
                                                               ------------
     Total investments in securities at value
       (cost $79,788,525)                                      $78,859,076
  Cash                                                             185,202
  Receivables -
    Due from Pioneer Investment Management, Inc.                     1,013
  Other                                                                 10
                                                               ------------
     Total assets                                              $79,045,301
                                                               ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                    $   345,050
  Financial warranty fee                                            54,251
  Due to affiliates                                                 35,780
  Accrued expenses                                                  99,263
                                                               ------------
     Total liabilities                                         $   534,344
                                                               ------------
NET ASSETS:
  Paid-in capital                                              $83,432,128
  Undistributed net investment income                               10,426
  Accumulated net realized loss on investments                  (4,002,148)
  Net unrealized loss on investments                              (929,449)
                                                               ------------
     Total net assets                                          $78,510,957
                                                               ============
NET ASSET VALUE PER SHARE:
(Unlimited number of shares authorized)
  Class A (based on $24,959,605/2,581,763 shares)              $      9.67
                                                               ============
  Class B (based on $41,675,271/4,322,061 shares)              $      9.64
                                                               ============
  Class C (based on $11,876,081/1,226,887 shares)              $      9.68
                                                               ============
MAXIMUM OFFERING PRICE:
  Class A ($9.67 [divided by] 94.25%)                          $     10.26
                                                               ============

The accompanying notes are an integral part of these financial statements.   13

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS
--------------------------------------------------------------------------------
For the Year Ended 12/31/05

INVESTMENT INCOME:
  Dividends from affiliated issuers                        $  262,764
  Interest                                                  2,795,539
                                                           ----------
     Total investment income                                                 $ 3,058,303
                                                                             -----------
EXPENSES:
  Financial warranty fee                                   $  744,960
  Management fees                                             652,964
  Transfer agent fees and expenses
    Class A                                                    67,145
    Class B                                                   133,396
    Class C                                                    26,420
  Distribution fees
    Class A                                                    71,775
    Class B                                                   487,436
    Class C                                                   146,851
  Administrative reimbursements                                18,823
  Custodian fees                                               15,252
  Registration fees                                                74
  Professional fees                                            36,089
  Printing expense                                             36,760
  Fees and expenses of nonaffiliated trustees                   7,809
  Miscellaneous                                                 7,636
                                                           ----------
     Total expenses                                                          $ 2,453,390
     Less management fees waived and
       expenses reimbursed by Pioneer Investment
       Management, Inc.                                                         (143,779)
     Less fees paid indirectly                                                    (2,433)
                                                                             -----------
     Net expenses                                                            $ 2,307,178
                                                                             -----------
       Net investment income                                                 $   751,125
                                                                             -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized loss on investments from affiliated issuer  $ (189,126)
  Realized gain distribution from investment company          172,043            (17,083)
                                                           ----------        -----------
  Change in net unrealized loss on investments                               $(1,570,568)
                                                                             -----------
     Net loss on investments                                                 $(1,587,651)
                                                                             -----------
     Net decrease in net assets resulting from operations                    $  (836,526)
                                                                             ===========

14  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Years Ended 12/31/05 and 12/31/04, respectively

                                                           Year Ended      Year Ended
FROM OPERATIONS:                                            12/31/05        12/31/04
Net investment income                                     $    751,125    $    607,631
Net realized loss on investments                               (17,083)       (637,553)
Change in net unrealized gain (loss) on investments         (1,570,568)      3,343,805
                                                          ------------    ------------
    Net increase (decrease) in net assets resulting
     from operations                                      $   (836,526)   $  3,313,883
                                                          ------------    ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.15 and $0.11 per share, respectively)     $   (389,747)   $   (394,970)
    Class B ($0.06 and $0.03 per share, respectively)         (271,073)       (179,522)
    Class C ($0.06 and $0.02 per share, respectively)          (79,255)        (33,149)
Net realized gain:
    Class A ($0.05 and $0.00 per share, respectively)         (135,271)
    Class B ($0.05 and $0.00 per share, respectively)         (231,410)
    Class C ($0.05 and $0.00 per share, respectively)          (65,972)
                                                          ------------    ------------
     Total distributions to shareowners                   $ (1,172,728)   $   (607,641)
                                                          ------------    ------------
FROM FUND SHARE TRANSACTIONS:
Reinvestment of distributions                             $  1,038,701    $    569,416
Cost of shares repurchased                                 (30,511,502)    (38,513,076)
                                                          ------------    ------------
    Net decrease in net assets resulting from fund
     share transactions                                   $(29,472,801)   $(37,943,660)
                                                          ------------    ------------
    Net decrease in net assets                            $(31,482,055)   $(35,237,418)
NET ASSETS:
Beginning of year (period)                                 109,993,012     145,230,430
                                                          ------------    ------------
End of year (including undistributed net investment
  income of $10,426 and $0, respectively)                 $ 78,510,957    $109,993,012
                                                          ============    ============

The accompanying notes are an integral part of these financial statements.   15

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------

                                  '05 Shares         '05 Amount        '04 Shares         '04 Amount
CLASS A
Shares sold                                -        $          -                -        $          -
Reinvestment of distributions         47,894             465,555           36,824             364,190
Less shares repurchased           (1,024,105)        (10,075,721)      (1,402,600)        (13,746,559)
                                  ----------        ------------       ----------        ------------
    Net decrease                    (976,211)       $ (9,610,166)      (1,365,776)       $(13,382,369)
                                  ==========        ============       ==========        ============
CLASS B
Shares sold                                -        $          -                -        $          -
Reinvestment of distributions         46,749             452,063           17,518             173,084
Less shares repurchased           (1,378,025)        (13,426,015)      (1,327,798)        (12,906,832)
                                  ----------        ------------       ----------        ------------
    Net decrease                  (1,331,276)       $(12,973,952)      (1,310,280)       $(12,733,748)
                                  ==========        ============       ==========        ============
CLASS C
Shares sold                                -        $          -                -        $          -
Reinvestment of distributions         12,470             121,083            3,250              32,142
Less shares repurchased             (716,466)         (7,009,766)      (1,221,749)        (11,859,685)
                                  ----------        ------------       ----------        ------------
    Net decrease                    (703,996)       $ (6,888,683)      (1,218,499)       $(11,827,543)
                                  ==========        ============       ==========        ============

16   The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Year         Year      3/3/03 (a)
                                                     Ended       Ended          to
                                                   12/31/05     12/31/04     12/31/03
CLASS A
Net asset value, beginning of period                $  9.89      $  9.68     $ 10.00
                                                    -------      -------     -------
Increase (decrease) from investment operations:
  Net investment income                             $  0.15      $  0.11     $  0.03
  Net realized and unrealized gain (loss) on
   investments                                        (0.17)        0.21       (0.34)
                                                    -------      -------     -------
     Net increase (decrease) from investment
       operations                                   $ (0.02)     $  0.32     $ (0.31)
Distributions to shareowners:
  Net investment income                               (0.15)       (0.11)      (0.01)
  Net realized gain                                   (0.05)           -           -
                                                    -------      -------     -------
Net increase (decrease) in net asset value          $ (0.22)     $  0.21     $ (0.32)
                                                    -------      -------     -------
Net asset value, end of period                      $  9.67      $  9.89     $  9.68
                                                    =======      =======     =======
Total return*                                         (0.17)%       3.32%      (3.05)%
Ratio of net expenses to average net assets+           1.94%        1.86%       1.97%**
Ratio of net investment income to average
  net assets+                                          1.33%        0.99%       0.45%**
Portfolio turnover rate                                 117%          44%         54%
Net assets, end of period (in thousands)            $24,960      $35,190     $47,669
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         2.09%           -           -
  Net investment income                                1.18%           -           -
Ratios with reductions for fees paid indirectly:
  Net expenses                                         1.94%        1.86%       1.97%**
  Net investment income                                1.33%        0.99%       0.45%**

(a)  The fund commenced operations on March 3, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total return is not annualized.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   17

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Year         Year       3/3/03 (a)
                                                     Ended       Ended           to
                                                   12/31/05     12/31/04      12/31/03
CLASS B
Net asset value, beginning of period                $  9.86      $  9.64      $ 10.00
                                                    -------      -------      -------
Increase (decrease) from investment operations:
  Net investment income (loss)                      $  0.06      $  0.02      $ (0.02)
  Net realized and unrealized gain (loss) on
   investments                                        (0.17)        0.23        (0.34)
                                                    -------      -------      -------
     Net increase (decrease) from investment
       operations                                   $ (0.11)     $  0.25      $ (0.36)
Distributions to shareowners:
  Net investment income                               (0.06)       (0.03)           -
  Net realized gain                                   (0.05)           -            -
                                                    -------      -------      -------
Net increase (decrease) in net asset value          $ (0.22)     $  0.22      $ (0.36)
                                                    -------      -------      -------
Net asset value, end of period                      $  9.64      $  9.86      $  9.64
                                                    =======      =======      =======
Total return*                                         (1.07)%       2.61%       (3.60)%
Ratio of net expenses to average net assets+           2.75%        2.63%        2.75%**
Ratio of net investment income (loss) to average
  net assets+                                          0.54%        0.21%       (0.35)%**
Portfolio turnover rate                                 117%          44%          54%
Net assets, end of period (in thousands)            $41,675      $55,714      $67,162
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         2.90%           -            -
  Net investment income                                0.38%           -            -
Ratios with reductions for fees paid indirectly:
  Net expenses                                         2.75%        2.63%        2.75%**
  Net investment income (loss)                         0.54%        0.21%       (0.35)%**

(a) The fund commenced operations on March 3, 2003.* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total return is not annualized.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

18  The accompanying notes are an integral part of these financial statements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                     Year         Year       3/3/03 (a)
                                                     Ended       Ended           to
                                                   12/31/05     12/31/04      12/31/03
CLASS C
Net asset value, beginning of period                $  9.89      $  9.65      $ 10.00
                                                    -------      -------      -------
Increase (decrease) from investment operations:
  Net investment income (loss)                      $  0.07      $  0.04      $ (0.02)
  Net realized and unrealized gain (loss) on
   investments                                        (0.17)        0.22        (0.33)
                                                    -------      -------      -------
     Net increase (decrease) from investment
       operations                                   $ (0.10)     $  0.26      $ (0.35)
Distributions to shareowners:
  Net investment income                               (0.06)       (0.02)           -
  Net realized gain                                   (0.05)           -            -
                                                    -------      -------      -------
Net increase (decrease) in net asset value          $ (0.21)     $  0.24      $ (0.35)
                                                    -------      -------      -------
Net asset value, end of period                      $  9.68      $  9.89      $  9.65
                                                    =======      =======      =======
Total return*                                         (0.95)%       2.66%       (3.50)%
Ratio of net expenses to average net assets+           2.66%        2.55%        2.63%**
Ratio of net investment income (loss) to average
  net assets+                                          0.61%        0.28%       (0.23)%**
Portfolio turnover rate                                 117%          44%          54%
Net assets, end of period (in thousands)            $11,876      $19,089      $30,400
Ratios with no waiver of management fees and
  assumption of expenses by PIM and no
  reduction for fees paid indirectly:
  Net expenses                                         2.81%           -            -
  Net investment income                                0.45%           -            -
Ratios with reductions for fees paid indirectly:
  Net expenses                                         2.66%        2.55%        2.63%**
  Net investment income (loss)                         0.61%        0.28%       (0.23)%**

(a)  The fund commenced operations on March 3, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account. Total return is not annualized.
**   Annualized
+    Ratio with no reduction for fees paid indirectly.

The accompanying notes are an integral part of these financial statements.   19

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies
Pioneer Protected Principal Plus Fund II (the Fund), is a diversified portfolio of Pioneer Protected Principal Trust which was organized as a Delaware statutory trust on October 2, 2001, and registered with the Securities and Exchange Commission under the Investment Company Act of 1940 (the 1940 Act) as a open-end management investment company.

The life of the Fund is divided into three phases: an Offering Period (which ended on May 30, 2003), a Guarantee Period (from June 13, 2003 to June 4, 2010 (the "Maturity Date")), and a Post-Guarantee Period, which begins on or about June 5, 2010. During the Guarantee Period, the Fund's investment objective is capital preservation in order to have a net asset value on the Maturity Date at least equal to the "Guaranteed Amount". Each shareowner's Guaranteed Amount will be equal to the initial amount invested (net of any initial sales charges) plus a minimum cumulative increase on such amount (14.00% on Class A Shares and 8.75% on Class B and C Shares), less any extraordinary expenses. In order to receive the Guaranteed Amount, shareowners must maintain their initial investment, not redeem any shares for seven years and reinvest all dividends and distributions. The Fund also seeks capital appreciation as a secondary objective during the Guarantee Period. During the Post-Guarantee Period, the Fund's investment objective will be long-term growth of capital. During the Guarantee Period, the Fund's net asset value may decline below the Guaranteed Amount.

The Fund has three classes of shares outstanding - Class A, Class B and Class C shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B and Class C shareowners, respectively.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income,

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. Information regarding the Fund's principal investment risks is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:

A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, debt securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Equity securities are valued at the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued at the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. Trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of such times. The Fund also may use the fair value of a security including a non-U.S. security when the closing market price on the principal exchange where the security is traded no longer reflects the value of the security. At December 31, 2005 there were no securities fair valued. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                             (continued)
--------------------------------------------------------------------------------

    may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence. All discounts/premiums on debt securities are accreted/amortized into interest income for financial reporting purposes. Interest income, including interest on income bearing cash accounts, is recorded on the accrual basis.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B.  Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the source of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

    At December 31, 2005, the Fund had a net capital loss carryforward of $3,901,466, which will expire in 2013 if not utilized.

    The tax character of distributions paid during the years ended December 31, 2005 and December 31, 2004 are as follows:

-------------------------------------------------------------------------------
                                            2005          2004
-------------------------------------------------------------------------------
  Distributions paid from:
  Ordinary income                          740,075      $607,641
  Long-term capital gain                   432,653             -
                                           -------      --------
                                         1,172,728      $607,641
  Return of capital                              -             -
                                         ---------      --------
    Total                                1,172,728      $607,641
                                         =========      ========

-------------------------------------------------------------------------------

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------

    The following shows the components of distributable earnings on a federal income tax basis at December 31, 2005.

-------------------------------------------------------------------------------
                                                         2005
-------------------------------------------------------------------------------
  Undistributed ordinary income                      $    10,426
  Capital loss carryforward                           (3,901,466)
  Unrealized depreciation                             (1,030,131)
                                                     -----------
    Total                                            $(4,921,171)
                                                     ===========

-------------------------------------------------------------------------------

    The difference between book-basis and tax-basis unrealized depre ciation is attributable to the tax deferral of losses on wash sales.

    At December 31, 2005, the fund reclassified $624 to decrease accumulated net investment income, and $624 to decrease undistributed net realized loss on investments to reflect permanent book/tax differences. This reclassification has no impact on the net asset value of the fund and is designed to present the Fund's capital accounts on a tax basis.

C.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date.

D.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B and Class C shares of the Fund, respectively (see Note 5). Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B and Class C shares can bear different transfer agent and distribution fees.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, S.p.A. (Unicredito Italiano) manages the Fund's portfolio. The Fund pays PIM an annual fee during the Guarantee Period and the Post-Guarantee Period equal to 0.70% of the Fund's average daily net assets. If the Fund is required by the terms of the Financial Warranty Agreement (see Note 3) to invest solely in a portfolio of U.S. government securities and other debt securities or to invest all of the Fund's assets in a defeasance portfolio consisting entirely of zero coupon U.S. government securities (and cash or cash equivalents to the extent necessary to meet redemption requests), PIM's fee will be reduced to 0.20% of average daily net assets. PIM has contractually agreed not to impose all or a portion of its management fee and, if necessary to assume other operating expenses of the Fund to the extent necessary to limit Fund expenses to 2.05%, 2.80% and 2.80% of the average daily net assets attributable to Class A, Class B and Class C shares, respectively.

Pioneer has agreed to modify the expense limitation that would apply only in the event the Fund is required by the Financial Guarantee Agreement to invest exclusively in a defeasance portfolio. In that event, Pioneer would waive its entire management fee and limit the Fund's other expenses, on an annual basis, to 0.12% for Class A shares, 0.87% for Class B shares and 0.87% for Class C shares. This arrangement may be modified in the future to the extent the Fund's maximum permitted equity allocation under the Financial Guarantee Agreement after that modification exceeds 17.5%.

The Fund may invest in one or more affiliated mutual funds managed by PIM. PIM has contractually agreed to waive its management fee by the amount of any management fees received indirectly as a result of the Fund's investment in another Pioneer mutual fund. In addition, PIM has agreed to reduce its management fee from 0.70% to 0.65% during such times when the Fund holds investments in an affiliated fund. For the year ended December 31, 2005 these waivers and reductions amounted to $142,368.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At December 31, 2005, $3,438 was payable to PIM related to

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

management fees, administrative fees and certain other services and is included in due to affiliates.

3. Financial Warranty Agreement

The Fund has obtained an insurance policy from and has entered into a Financial Guarantee Agreement with Ambac Assurance Corporation (together, the "Financial Guarantee"), to protect against the Fund having insufficient assets to meet its undertaking to redeem shares at the Guaranteed Amount on the Maturity Date. The value, if any, of the Financial Guarantee, to the Fund and/or its shareowners, is not determinable until the Maturity Date, as described in Note 1. The Fund, and not the Fund's shareowners, is the holder of the Financial Guarantee, which will enable the Fund, assuming that Ambac Assurance Corporation does not default on its obligations, to pay redemption proceeds on the Maturity Date for the Guaranteed Amount discussed in Note 1. Ambac Assurance Corporation will be required to fund the amount of any shortfall from the Guaranteed Amount on the Maturity Date, whether or not shareowners redeem their shares on the Maturity Date. If the Fund fails to comply with certain covenants in the Financial Guarantee Agreement, the Fund may be required to invest all of its assets in a defeasance portfolio as described in Note 2. The Fund's Board of Trustees and PIM will be able to amend the terms of the Financial Guarantee at any time without shareowner approval, subject to the agreement of Ambac Assurance Corporation. The Fund pays an annual fee equal to 0.80% of the average daily net assets of the Fund during the Guarantee Period for providing the Financial Guarantee. During the Guarantee Period, shareowners may request a free copy of the most recent quarterly report of Ambac Financial Group, Inc. of which Ambac Assurance Corporation is a wholly-owned subsidiary.

4. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareholder services to the Fund at negotiated rates. Included in due to affiliates is $29,059 in transfer agent fees payable to PIMSS at December 31, 2005.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 12/31/05                              (continued)
--------------------------------------------------------------------------------

5. Distribution Plans

The Fund adopted a Plan of Distribution for each class of shares (Class A Plan, Class B Plan and Class C Plan) in accordance with Rule 12b-1 under the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Included in due to affiliates is $3,283 in distribution fees payable to PFD at December 31, 2005.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). Proceeds from the CDSCs are paid to Pioneer Funds Distributor, Inc. (PFD), the principal underwriter of the Fund and a wholly owned indirect subsidiary of Unicredito Italiano. For the year ended December 31, 2005, CDSCs of $289,349 were paid to PFD.

6. Expense Offsets

The Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses due to interest earned on cash held by PIMSS. For the year ended December 31, 2005, expenses were reduced by $2,433 under such arrangements.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

7. Affiliated Companies

The Fund's investments in Funds managed by PIM are deemed affiliates of the Fund for financial reporting purposes. The following summarizes transactions with affiliates of the Fund for the year ended December 31, 2005:

---------------------------------------------------------------------------------------------------
                                                                              Net
                   Shares    Purchases     Sales     Shares    Dividend     Realized
Affiliates        12/31/04    (shares)   (shares)   12/31/05    Income    Gain (Loss)      Value
---------------------------------------------------------------------------------------------------
Pioneer Fund
Class Y           575,083     279,889     660,437    194,535   $206,631   $1,566,806    $8,619,854
Pioneer
Equity Income
Class Y                 -     207,503           -    207,503   $ 56,133   $       (0)   $5,992,691
---------------------------------------------------------------------------------------------------

ADDITIONAL INFORMATION (unaudited)
For the fiscal year ended December 31, 2005, the percentage of the ordinary income distributions made by the Fund subject to a maximum tax rate of 15%, as provided for by the Jobs and Growth Tax Relief Act of 2003, was 56.61%.

The qualifying percentage of the Fund's ordinary income dividends for the purposes of the corporate dividends received deduction was 34.05%.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
--------------------------------------------------------------------------------

To the Board of Trustees of
Pioneer Protected Principal Trust and the
Shareowners of Pioneer Protected Principal Plus Fund II:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Pioneer Protected Principal Plus Fund II, one of the portfolios constituting the Pioneer Protected Principal Trust (the "Trust") as of December 31, 2005, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Trust's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2005, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Pioneer Protected Principal Plus Fund II of the Pioneer Protected Principal Trust at December 31, 2005, the results of its operations for the year then ended, the statements of changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein, in conformity with U.S. generally accepted accounting principles.

                                                             Ernst & Young LLP

Boston, Massachusetts
February 10, 2006

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT
--------------------------------------------------------------------------------

The Investment Company Act of 1940 requires that both the Board of Trustees and a majority of the Independent Trustees (collectively "the Trustees") vote separately annually to approve the Fund's management contract (the "Management Contract"). The Trustees have determined that the terms of the Management Contract are fair and reasonable and that renewal of the contract will enable the Fund to receive quality investment advisory services at a cost deemed reasonable and in the best interests of the Fund and its shareholders. In making such determinations, the Independent Trustees relied upon the assistance of counsel to the Independent Trustees and counsel to the Fund.

Throughout the year, the Independent Trustees regularly met in executive session separately from the Interested Trustees of the Fund and any officer of Pioneer Investment Management, Inc., the Fund's adviser (the "Investment Adviser"), or its affiliates. While the Trustees, including the Independent Trustees, act on all major matters relating to the Fund, a significant portion of the activities of the Board of Trustees (including certain of those described herein) is conducted through committees, the members of which are comprised exclusively of Independent Trustees. Such committee meetings are attended by officers of the Fund or the Investment Adviser to the extent requested by the members of the committee.

In evaluating the Management Contract, the Trustees conducted a review that was specifically focused upon the renewal of the Management Contract, and relied upon their knowledge, resulting from their meetings throughout the year, of the Investment Adviser, its services and the Fund. Both in meetings specifically dedicated to renewal of the Management Contract and at other meetings during the course of the year, the Trustees, including the Independent Trustees, received materials relating to the Investment Adviser's investment and management services under the Management Contract. These materials included (i) information on the investment performance of the Fund, a peer group of funds and an index, in each case selected by the Independent Trustees for this purpose, (ii) sales and redemption data in respect to the Fund, (iii) the general investment outlook in the markets in which the Fund invests, (iv) arrangements in respect of the distribution of the Fund's shares, (v) the procedures employed to determine the value of each of the Fund's assets, (vi) the Investment Adviser's management of the relationships with the Fund's unaffiliated service providers, (vii) the record of compliance with the

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

Fund's investment policies and restrictions and with the Fund's Code of Ethics and the structure and responsibilities of the Investment Adviser's compliance department, (viii) the nature, cost and character of non-investment management services provided by the Investment Adviser and its affiliates and (ix) the disclosures included in the Fund's prospectuses and reports to shareholders.

Specifically in connection with the Independent Trustees' review of the Management Contract, the Independent Trustees requested and the Investment Adviser provided additional information in order to evaluate the quality of the Investment Adviser's services and the reasonableness of the fee under the Management Contract. Among other items, this information included data or analyses of (1) investment performance for the one year period for the Fund and a peer group selected by the Independent Trustees for this purpose, (2) management fees incurred by a peer group of funds selected by the Independent Trustees for this purpose, (3) the advisory fees of comparable portfolios of other clients of the Investment Adviser, (4) expense ratios for the Fund and a peer group of funds selected by the Independent Trustees for this purpose, (5) the overall organization of the Investment Adviser, (6) the Investment Adviser's financial results and condition, including its and certain of its affiliates profitability from services performed for the Fund, (7) transfer agency fees and administrative reimbursements paid to the Investment Adviser or affiliates, (8) investment management staffing, and (9) operating expenses paid to third parties.

The following summarizes factors considered by the Trustees in connection with reviewing the information described above and their renewal of the Fund's Management Contract. The Trustees did not identify any single factor as all-important or controlling, and the summary does not detail all the matters that were considered.

A. Ancillary Benefits to Shareholders. The Trustees considered the benefits to shareholders of investing in a Fund that is part of a large number of investment companies offering a variety of investment disciplines and providing for a large variety of Fund and shareholder services.

B. Compliance and Investment Performance. The Trustees determined that the Investment Adviser had policies and systems reasonably designed to achieve compliance with the Fund's investment objectives and regulatory requirements. The Trustees

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    also reviewed the Fund's investment performance based upon total return, as well as the Fund's performance compared to both the performance of a peer group and an index, in each case selected by the Independent Trustees for this purpose. The Fund's performance based upon total return was in the fourth quintile of the peer group for the 12 months ended June 30, 2005. (In all quintile rankings referred to throughout this discussion first quintile is most favorable to the Fund's shareholders. Thus, highest relative performance would be first quintile and lowest relative expenses also would be first quintile.) The Fund pays a fee to a financial institution to guarantee that the Fund's shares will have at least a specified value in the future, which fee effects the Fund's performance and the comparability of the Fund's returns to its peer group. The Trustees concluded that the performance of the Fund supported, in light of the Fund's principal protection strategy, the continuation of the Management Contract.

C. The Investment Adviser's Personnel and Methods. The Trustees reviewed the background of members of the team responsible for the daily management of the Fund and the Fund's investment objective and discipline. The Independent Trustees also have had discussions with senior management of the Investment Adviser responsible for investment operations and the senior management of the Investment Adviser's equities and fixed income group. Among other things, the Trustees considered the number, education and experience of the Investment Adviser's investment staff and their use of technology and emphasis on analytics in view of the risk profile of securities in which the Fund invests. The Trustees concluded that the Investment Adviser had the quality and depth of personnel and the well-developed methods essential to performing its duties under the Management Contract.

D. Nature and Quality of Other Services. The Trustees considered the nature, quality, cost and extent of other services provided to shareholders of the Fund, including administrative and shareholder services performed by the Investment Adviser under the Management Contract. The Trustees also considered the reasonableness of the arrangements for reimbursement of the Investment Adviser's out-of-pocket costs and expenses, including overhead, for certain administrative services that the Investment Adviser is not required to provide under the Management Contract. The Trustees also considered the nature and extent of the other services provided by the

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FACTORS CONSIDERED BY THE INDEPENDENT TRUSTEES IN
APPROVING THE MANAGEMENT CONTRACT                                   (continued)
--------------------------------------------------------------------------------

    Investment Adviser's affiliates under other contracts and its supervision of third party service providers. Based on these considerations, the Trustees concluded that the nature, quality, cost and extent of such services are satisfactory and reliable and serve the shareholders of the Fund well.

E. Management Fee and Expenses. The Trustees considered the Investment Adviser's fee under the Management Contract relative to the management fees charged by a peer group of funds selected by the Independent Trustees for this purpose using data provided by an independent third party. The Fund's management fee for the 12 months ended June 30, 2005 was in the second quintile relative to the management fees paid by the other funds in that peer group for the comparable period. The Trustees determined that the fee under the Management Contract was reasonable and fair in light of both the overall nature and quality of services provided by the Investment Adviser and the fees charged by the funds in the peer group. The Trustees also considered the Fund's expense ratio and expense ratios of a peer group of funds selected by the Independent Trustees for this purpose. The Fund's expense ratio (before and after giving effect to any expense limitation) for the 12 months ended June 30, 2005 was in the fifth quintile of the applicable peer group for the most recent fiscal year of the peer group for the comparable period. The Trustees concluded that the Fund's overall expense ratio was reasonable in light of the costs and potential benefits of the financial guarantee.

F. Profitability. The Trustees considered the level of the Investment Adviser's profits with respect to the management of the Pioneer Funds, including details with respect to the Fund. This consideration included a review of the Investment Adviser's methodology in allocating certain of its costs to the management of each Fund. The Trustees also considered the financial results realized by the Investment Adviser in connection with the operation of the Fund. They further considered the profits realized by the Investment Adviser and its affiliates from non-fund businesses that may benefit from or be related to the Fund's business. The Trustees considered the Investment Adviser's profit margins in comparison with the limited available industry data. The Trustees concluded that the Investment Adviser's profits from management of the Pioneer Funds, including the financial results derived from the Fund, bear a

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    reasonable relationship to the services rendered and are fair for the management of the Fund.

G. Economies of Scale. The Trustees considered the economies of scale with respect to the management of the Fund, whether the Fund had appropriately benefited from any economies of scale, and whether there was potential for realization of any further economies of scale. The Trustees concluded that the Fund does not have the potential to significantly increase assets during the principal protected period.

H. Other Benefits to the Investment Adviser. The Trustees also considered the character and amount of fees paid by the Fund, other than under the Management Contract, for services provided by the Investment Adviser and affiliates, including fees for services such as shareholder services. The Trustees also considered the receipt of sales loads and payments under Rule 12b-1 plans in respect to the Pioneer Funds (including the Fund). The Trustees further considered the revenues and profitability of the Investment Adviser's businesses other than the fund business, including the Investment Adviser's institutional investment advisory business. The Trustees considered the intangible benefits that accrue to the Investment Adviser and its affiliates by virtue of its relationship with the Fund and the Pioneer Funds as a group. The Trustees concluded that all these types of benefits accruing to the Investment Adviser were reasonable in the context of the overall relationship between the Investment Adviser and the Fund.

Conclusion. The Trustees, in light of the Investment Adviser's overall performance, considered it appropriate to continue to retain the management services of the Investment Adviser. Based on their evaluation of all material factors deemed relevant and the advice of independent counsel, the Trustees concluded that the Management Contract with the Fund is fair and reasonable and voted to approve the continuation of the Management Contract for another year.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Independent Registered Public Accounting Firm
Ernst & Young LLP

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Trustees and Officers
The Fund's Board of Trustees provides broad supervision over the Fund's affairs. The officers of the Fund are responsible for the Fund's operations. The Fund's Trustees and officers are listed below, together with their principal occupations during the past five years. Trustees who are interested persons of the Fund within the meaning of the Investment Company Act of 1940 are referred to as Interested Trustees. Trustees who are not interested persons of the Fund are referred to as Independent Trustees. Each of the Trustees (except for Mr. Hood and Mr. West) serve as a trustee of each of the 91 U.S. registered investment portfolios for which Pioneer Investment Management, Inc. ("Pioneer") serves as investment adviser (the "Pioneer Funds"). Both Mr. Hood and Mr. West serve as Trustee for 35 of 91 Pioneer Funds. The address for all Interested Trustees and all officers of the Fund is 60 State Street, Boston, Massachusetts 02109.

The Fund's statement of additional information provides more detailed information regarding the Fund's Trustees and is available upon request, without charge, by calling 1-800-225-6292.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at www.pioneerfunds.com and on the SEC's web site at http://www.sec.gov.

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
INTERESTED TRUSTEES
--------------------------------------------------------------------------------

                          Positions Held        Length of Service     Principal Occupation During          Other Directorships Held
Name and Age              With the Fund         and Term of Office    Past Five Years                      by this Trustee
John F. Cogan, Jr. (79)*  Chairman of the       Trustee since October, Deputy Chairman and a Director of    Chairman and Director of
                          Board,                2001. Serves until     Pioneer Global Asset Management      ICI Mutual Insurance
                          Trustee and           successor trustee is   S.p.A. ("PGAM"); Non-Executive       Company; Director
                          President             elected or earlier     Chairman and a Director of Pioneer   of Harbor Global
                                                retirement or          Investment Management USA Inc.       Company, Ltd.
                                                removal                ("PIM-USA"); Chairman and a
                                                                       Director of Pioneer; Director of
                                                                       Pioneer Alternative Investment
                                                                       Management Limited (Dublin);
                                                                       President and a Director of Pioneer
                                                                       Alternative Investment Management
                                                                       (Bermuda) Limited and affiliated
                                                                       funds; President and Director of
                                                                       Pioneer Funds Distributor, Inc.
                                                                       ("PFD"); President of all of the
                                                                       Pioneer Funds; and Of Counsel
                                                                       (since 2000, partner prior to
                                                                       2000), Wilmer Cutler Pickering Hale
                                                                       and Dorr LLP (counsel to PIM-USA
                                                                       and the Pioneer Funds).

*Mr. Cogan is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================
Osbert M. Hood (53)**     Trustee and           Trustee since June,    President and Chief Executive        None
                          Executive Vice        2003. Serves until     Officer, PIM-USA since May 2003
                          President             successor trustee is   (Director since January 2001);
                                                elected or earlier     President and Director of Pioneer
                                                retirement or          since May 2003); Chairman and
                                                removal                Director of Pioneer Investment
                                                                       Management Shareholder Services,
                                                                       Inc. ("PIMSS") since May 2003;
                                                                       Executive Vice President of all of
                                                                       the Pioneer Funds since June 2003;
                                                                       Executive Vice President and Chief
                                                                       Operating Officer of PIM-USA,
                                                                       November 2000 to May 2003.

**Mr. Hood is an Interested Trustee because he is an officer or director of Pioneer and certain of its affiliates.
====================================================================================================================================

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                           Positions Held      Length of Service       Principal Occupation During          Other Directorships Held
Name, Age and Address      With the Fund       and Term of Office      Past Five Years                      by this Trustee
David R. Bock **(62)       Trustee             Trustee since 2005.     Senior Vice President and Chief      Director of The
3050 K. Street NW,                             Serves until successor  Financial Officer, I-trax, Inc.      Enterprise Social
Washington, DC 20007                           trustee is elected or   (publicly traded health care         Investment Company
                                               earlier retirement or   services company) (2001 - present);  (privately-held
                                               removal.                Managing Partner, Federal City       affordable housing
                                                                       Capital Advisors (boutique merchant  finance company);
                                                                       bank)(1995 - 2000; 2002 to 2004);    Director of New York
                                                                       Executive Vice President and Chief   Mortgage Trust (publicly
                                                                       Financial Officer, Pedestal Inc.     traded mortgage REIT)
                                                                       (internet-based mortgage trading
                                                                       company) (2000 - 2002)

**Mr. Bock became a Trustee of the Fund on January 1, 2005.
====================================================================================================================================
Mary K. Bush (57)          Trustee             Trustee since October,  President, Bush International        Director of Brady
3509 Woodbine Street,                          2001. Serves until      (international financial advisory    Corporation (industrial
Chevy Chase, MD 20815                          successor trustee       firm)                                identification and
                                               is elected or earlier                                        specialty coated
                                               retirement or removal                                        material products
                                                                                                            manufacturer),
                                                                                                            Millennium Chemicals,
                                                                                                            Inc. (commodity
                                                                                                            chemicals), Mortgage
                                                                                                            Guaranty Insurance
                                                                                                            Corporation, and R.J.
                                                                                                            Reynolds Tobacco
                                                                                                            Holdings, Inc. (tobacco)
====================================================================================================================================
Margaret B.W. Graham (58)  Trustee             Trustee since October,  Founding Director, The Winthrop      None
1001 Sherbrooke Street West,                   2001. Serves until      Group, Inc. (consulting firm);
Montreal, Quebec, Canada                       successor trustee       Professor of Management, Faculty of
H3A 1G5                                        is elected or earlier   Management, McGill University
                                               retirement or removal
====================================================================================================================================

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
INDEPENDENT TRUSTEES
--------------------------------------------------------------------------------

                               Positions Held  Length of Service       Principal Occupation During          Other Directorships Held
Name, Age and Address          With the Fund   and Term of Office      Past Five Years                      by this Trustee
Marguerite A. Piret (57)       Trustee         Trustee since October,  President and Chief Executive        Director of New America
One Boston Place, 28th Floor,                  2001. Serves until      Officer, Newbury, Piret & Company,   High Income Fund, Inc.
Boston, MA 02108                               successor trustee       Inc. (investment banking firm)       (closed-end investment
                                               is elected or earlier                                        company)
                                               retirement or removal
====================================================================================================================================
Stephen K. West (77)           Trustee         Trustee since October,  Senior Counsel, Sullivan &           Director, The Swiss
125 Broad Street,                              2001. Serves until      Cromwell (law firm)                  Helvetia Fund, Inc.
New York, NY 10004                             successor trustee                                            (closed-end investment
                                               is elected or earlier                                        company) and
                                               retirement or removal                                        AMVESCAP PLC
                                                                                                            (investment managers)
====================================================================================================================================
John Winthrop (69)             Trustee         Trustee since October,  President, John Winthrop & Co.,      None
One North Adgers Wharf,                        2001. Serves until      Inc. (private investment firm)
Charleston, SC 29401                           successor trustee
                                               is elected or earlier
                                               retirement or removal
====================================================================================================================================

------------------------------------------------------------------------------------------------------------------------------------
FUND OFFICERS
------------------------------------------------------------------------------------------------------------------------------------
Dorothy E. Bourassa (57)       Secretary       Serves at the           Secretary of PIM-USA; Senior Vice    None
                                               discretion of           President - Legal of Pioneer; and
                                               the Board               Secretary/Clerk of most of
                                                                       PIM-USA's subsidiaries; Secretary
                                                                       of all of the Pioneer Funds since
                                                                       September 2003 (Assistant Secretary
                                                                       from November 2000 to September 2003)
====================================================================================================================================

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                               Positions Held        Length of Service   Principal Occupation During    Other Directorships Held
Name and Age                   With the Fund         and Term of Office  Past Five Years                by this Officer
Christopher J. Kelley (41)     Assistant Secretary   Serves at the       Assistant Vice President       None
                                                     discretion of       and Senior Counsel of
                                                     the Board           Pioneer since July 2002;
                                                                         Vice President and Senior
                                                                         Counsel of BISYS Fund
                                                                         Services, Inc. (April
                                                                         2001 to June 2002);
                                                                         Senior Vice President and
                                                                         Deputy General Counsel of
                                                                         Funds Distributor, Inc.
                                                                         (July 2000 to April 2001;
                                                                         Assistant Secretary of
                                                                         all Pioneer Funds since
                                                                         September 2003
====================================================================================================================================
David C. Phelan (48)           Assistant Secretary   Serves at the       Partner, Wilmer Cutler         None
                                                     discretion of       Pickering Hale and Dorr
                                                     the Board           LLP; Assistant Secretary
                                                                         of all Pioneer Funds
                                                                         since September 2003
====================================================================================================================================
Vincent Nave (60)              Treasurer             Serves at the       Vice President - Fund          None
                                                     discretion of       Accounting,
                                                     the Board           Administration and
                                                                         Custody Services of
                                                                         Pioneer; and Treasurer of
                                                                         all of the Pioneer Funds
====================================================================================================================================
Mark E. Bradley (46)           Assistant Treasurer   Serves at the       Deputy Treasurer of            None
                                                     discretion          Pioneer since 2004;
                                                     of the Board        Treasurer and Senior Vice
                                                                         President, CDC IXIS Asset
                                                                         Management Services from
                                                                         2002 to 2003; Assistant
                                                                         Treasurer and Vice
                                                                         President, MFS Investment
                                                                         Management from 1997 to
                                                                         2002; and Assistant
                                                                         Treasurer of all of the
                                                                         Pioneer Funds since
                                                                         November 2004
====================================================================================================================================
Luis I. Presutti (40)          Assistant Treasurer   Serves at the       Assistant Vice President       None
                                                     discretion          - Fund Accounting,
                                                     of the Board        Administration and
                                                                         Custody Services of
                                                                         Pioneer; and Assistant
                                                                         Treasurer of all of the
                                                                         Pioneer Funds
====================================================================================================================================

Pioneer Protected Principal Plus Fund II
--------------------------------------------------------------------------------
FUND OFFICERS
--------------------------------------------------------------------------------

                               Positions Held        Length of Service   Principal Occupation During        Other Directorships Held
Name and Age                   With the Fund         and Term of Office  Past Five Years                    by this Officer
Gary Sullivan (47)             Assistant Treasurer   Serves at the       Fund Accounting Manager -          None
                                                     discretion of       Fund Accounting, Administration
                                                     the Board           and Custody Services of
                                                                         Pioneer; and Assistant Treasurer
                                                                         of all of the Pioneer Funds
                                                                         since May 2002
====================================================================================================================================
Katherine Kim Sullivan (32)    Assistant Treasurer   Serves at the       Fund Administration Manager -      None
                                                     discretion of       Fund Accounting, Administration
                                                     the Board           and Custody Services since June
                                                                         2003; Assistant Vice President -
                                                                         Mutual Fund Operations of State
                                                                         Street Corporation from June
                                                                         2002 to June 2003 (formerly
                                                                         Deutsche Bank Asset Management);
                                                                         Pioneer Fund Accounting,
                                                                         Administration and Custody
                                                                         Services (Fund Accounting
                                                                         Manager from August 1999 to May
                                                                         2002, Assistant Treasurer of all
                                                                         Pioneer Funds since September
                                                                         2003
====================================================================================================================================
Martin J. Wolin (38)           Chief Compliance      Serves at the       Chief Compliance Officer of        None
                               Officer               discretion of       Pioneer (Director of Compliance
                                                     the Board           and Senior Counsel from November
                                                                         2000 to September 2004); and
                                                                         Chief Compliance Officer of all
                                                                         of the Pioneer Funds since 2004.
====================================================================================================================================

The outstanding capital stock of PFD, PIM and PIMSS is indirectly wholly owned by UniCredito Italiano S.p.A. ("UniCredito Italiano"), one of the largest banking groups in Italy. PIM, the Fund's investment adviser, provides investment management and financial services to mutual funds, institutional and other clients.
                                                                              39
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HOW TO CONTACT PIONEER
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We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                1-800-225-6292

FactFone(SM) for automated fund yields, prices,
account information and transactions                             1-800-225-4321

Retirement plans information                                     1-800-622-0176

Telecommunications Device for the Deaf (TDD)                     1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                1-800-225-4240

Our internet e-mail address                       ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                        www.pioneerfunds.com

Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.


ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

Audit Fees
Fees for audit services provided to the Trust's two portfolios, including fees associated with the routing filing of its Form N-1A, totaled approximately $50,600 in 2005 and $44,000 in 2004.

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Audit-Related Fees

There were no audit-related and other services provided to the Trust during the fiscal years ended December 31, 2005 and 2004.

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Tax Fees
Fees for tax compliance services, primarily for tax returns, totaled approximately $13,600 in 2005 and $12,000 in 2004.

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

Other Fees

There were no other services provided to the Trust during the fiscal years ended December 31, 2005 and 2004.

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    Non-Audit Services
Beginning with non-audit service contracts entered into on or after May 6, 2003, the effective date of the new SEC pre-approval rules, the Trust's audit committee is required to pre-approve services to affiliates defined by SEC rules to the extent that the services are determined to have a direct impact on the operations or financial reporting of the Trust. For the year ended December 31, 2005 and 2004, there were no services provided to an affiliate that required the Trust's audit committee pre-approval.

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.


The aggregate non-audit fees for the Trust and affiliates, as previously defined, totaled approximately $13,600 in 2005 and $12,000 in 2004. These fees include services provided prior to May 6, 2003, the effective date of the pre-approval process


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

The Trust's audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.


Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.


Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.


Not applicable to open-end management investment companies.


Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Protected Principal Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  February 28, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date February 28, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date February 28, 2006

* Print the name and title of each signing officer under his or her signature.